UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Consumer Discretionary Portfolio

March 31, 2009

1.814645.104

VCI-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
AUTO COMPONENTS - 0.6%
Auto Parts & Equipment - 0.6%
Gentex Corp.	2,900	$ 28,884
DISTRIBUTORS - 0.9%
Distributors - 0.9%
Li & Fung Ltd.	18,000	42,269
DIVERSIFIED CONSUMER SERVICES - 3.7%
Education Services - 3.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	1,260	98,696
Princeton Review, Inc. (a)	2,179	9,479
Strayer Education, Inc.	198	35,614
		143,789
Specialized Consumer Services - 0.6%
Coinstar, Inc. (a)	800	26,208
TOTAL DIVERSIFIED CONSUMER SERVICES		169,997
FOOD & STAPLES RETAILING - 4.8%
Food Retail - 1.5%
Susser Holdings Corp. (a)	5,000	67,200
Hypermarkets & Super Centers - 3.3%
Costco Wholesale Corp.	2,500	115,800
Wal-Mart Stores, Inc.	700	36,470
		152,270
TOTAL FOOD & STAPLES RETAILING		219,470
HOTELS, RESTAURANTS & LEISURE - 18.8%
Casinos & Gaming - 3.4%
Bally Technologies, Inc. (a)	1,100	20,262
International Game Technology	4,000	36,880
Las Vegas Sands Corp. unit	300	15,050
Penn National Gaming, Inc. (a)	2,100	50,715
WMS Industries, Inc. (a)	1,700	35,547
		158,454
Hotels, Resorts & Cruise Lines - 1.9%
Carnival Corp. unit	4,100	88,560
Restaurants - 13.5%
Brinker International, Inc.	1,800	27,180
Burger King Holdings, Inc.	3,000	68,850
Darden Restaurants, Inc.	1,900	65,094
Jack in the Box, Inc. (a)	800	18,632
McDonald's Corp.	6,560	357,976
P.F. Chang's China Bistro, Inc. (a)	800	18,304
Sonic Corp. (a)	4,200	42,084
Wendy's/Arby's Group, Inc.	4,700	23,641
		621,761
TOTAL HOTELS, RESTAURANTS & LEISURE		868,775

	Shares	Value
HOUSEHOLD DURABLES - 2.3%
Homebuilding - 1.9%
Centex Corp.	1,800	$ 13,500
Lennar Corp. Class A	1,800	13,518
Pulte Homes, Inc.	3,900	42,627
Toll Brothers, Inc. (a)	1,000	18,160
		87,805
Household Appliances - 0.4%
Whirlpool Corp.	600	17,754
TOTAL HOUSEHOLD DURABLES		105,559
INTERNET & CATALOG RETAIL - 2.9%
Internet Retail - 2.9%
Amazon.com, Inc. (a)	1,800	132,192
INTERNET SOFTWARE & SERVICES - 1.6%
Internet Software & Services - 1.6%
Google, Inc. Class A (sub. vtg.) (a)	206	71,700
LEISURE EQUIPMENT & PRODUCTS - 1.1%
Leisure Products - 1.1%
Hasbro, Inc.	2,110	52,898
MEDIA - 21.8%
Advertising - 2.4%
Interpublic Group of Companies, Inc. (a)	8,400	34,608
Lamar Advertising Co. Class A (a)	1,100	10,725
Omnicom Group, Inc.	2,800	65,520
		110,853
Broadcasting - 1.2%
Grupo Televisa SA de CV (CPO) sponsored ADR	4,100	55,924
Cable & Satellite - 9.5%
Comcast Corp. Class A	16,600	226,424
Liberty Media Corp. - Entertainment Class A (a)	1,600	31,920
The DIRECTV Group, Inc. (a)	4,900	111,671
Time Warner Cable, Inc.	2,382	59,074
Virgin Media, Inc.	2,100	10,080
		439,169
Movies & Entertainment - 7.8%
Ascent Media Corp. (a)	300	7,500
News Corp. Class A	3,241	21,455
The Walt Disney Co.	9,800	177,968
Time Warner, Inc.	8,033	155,037
		361,960
Publishing - 0.9%
McGraw-Hill Companies, Inc.	1,700	38,879
TOTAL MEDIA		1,006,785
Common Stocks - continued
	Shares	Value
MULTILINE RETAIL - 7.5%
Department Stores - 0.5%
Nordstrom, Inc.	1,500	$ 25,125
General Merchandise Stores - 7.0%
Target Corp.	9,400	323,266
TOTAL MULTILINE RETAIL		348,391
SPECIALTY RETAIL - 25.5%
Apparel Retail - 4.5%
Abercrombie & Fitch Co. Class A	1,000	23,800
Citi Trends, Inc. (a)	2,400	54,936
Ross Stores, Inc.	2,100	75,348
Urban Outfitters, Inc. (a)	1,700	27,829
Zumiez, Inc. (a)	2,655	25,754
		207,667
Automotive Retail - 3.1%
Advance Auto Parts, Inc.	2,260	92,841
AutoZone, Inc. (a)	293	47,648
		140,489
Computer & Electronics Retail - 0.6%
Gamestop Corp. Class A (a)	1,000	28,020
Home Improvement Retail - 12.4%
Home Depot, Inc.	8,184	192,815
Lowe's Companies, Inc.	18,500	337,625
Lumber Liquidators, Inc. (a)	1,800	22,950
Sherwin-Williams Co.	360	18,709
		572,099
Homefurnishing Retail - 0.2%
Williams-Sonoma, Inc.	1,100	11,088
Specialty Stores - 4.7%
PetSmart, Inc.	1,663	34,856
Sally Beauty Holdings, Inc. (a)	2,800	15,904
Staples, Inc.	9,150	165,707
		216,467
TOTAL SPECIALTY RETAIL		1,175,830

	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - 6.8%
Apparel, Accessories & Luxury Goods - 2.7%
Coach, Inc. (a)	1,900	$ 31,730
G-III Apparel Group Ltd. (a)	2,105	11,620
Hanesbrands, Inc. (a)	2,300	22,011
Polo Ralph Lauren Corp. Class A	510	21,548
VF Corp.	650	37,122
		124,031
Footwear - 4.1%
Iconix Brand Group, Inc. (a)	8,661	76,650
NIKE, Inc. Class B	2,400	112,536
		189,186
TOTAL TEXTILES, APPAREL & LUXURY GOODS		313,217
TOTAL COMMON STOCKS (Cost $6,305,136)		4,535,967
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 0.52% (b) (Cost $121,404)	121,404	121,404
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $6,426,540)	4,657,371
NET OTHER ASSETS - (0.9)%	(41,073)
NET ASSETS - 100%	$ 4,616,298
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 219
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,657,371	$ 4,642,321	$ 15,050	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 31,050
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(16,000)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	(15,050)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $6,623,981. Net unrealized depreciation aggregated $1,966,610, of which $253,757 related to appreciated investment securities and $2,220,367 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Consumer Staples Portfolio

March 31, 2009

1.856925.101

VCSP-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
BEVERAGES - 34.0%
Brewers - 6.5%
Anadolu Efes Biracilik ve Malt Sanyii AS	5,700	$ 35,310
Anheuser-Busch InBev NV	18,475	509,032
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	1,275	60,881
Molson Coors Brewing Co. Class B	15,710	538,539
SABMiller PLC	580	8,630
		1,152,392
Distillers & Vintners - 4.9%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	40,453	481,391
Diageo PLC sponsored ADR	5,495	245,901
Pernod Ricard SA	2,630	146,620
		873,912
Soft Drinks - 22.6%
Coca-Cola Enterprises, Inc.	26,000	342,940
Coca-Cola FEMSA SAB de CV sponsored ADR	2,470	84,128
Coca-Cola Icecek AS	10,150	47,921
Cott Corp. (a)	27,900	27,890
Dr Pepper Snapple Group, Inc. (a)	7,089	119,875
Embotelladora Andina SA sponsored ADR	5,850	83,129
Fomento Economico Mexicano SAB de CV sponsored ADR	1,585	39,958
Pepsi Bottling Group, Inc.	2,150	47,601
PepsiCo, Inc.	31,024	1,597,116
The Coca-Cola Co.	36,950	1,623,953
		4,014,511
TOTAL BEVERAGES		6,040,815
FOOD & STAPLES RETAILING - 19.6%
Drug Retail - 9.4%
CVS Caremark Corp.	43,090	1,184,544
Walgreen Co.	18,350	476,366
		1,660,910
Food Retail - 3.8%
Kroger Co.	11,400	241,908
Safeway, Inc.	21,450	433,076
		674,984
Hypermarkets & Super Centers - 6.4%
Wal-Mart Stores, Inc.	21,800	1,135,780
TOTAL FOOD & STAPLES RETAILING		3,471,674
FOOD PRODUCTS - 14.3%
Agricultural Products - 3.2%
Archer Daniels Midland Co.	10,710	297,524
Bunge Ltd.	2,905	164,568

	Shares	Value
Corn Products International, Inc.	1,375	$ 29,150
SLC Agricola SA	7,700	41,496
Viterra, Inc. (a)	6,200	43,188
		575,926
Packaged Foods & Meats - 11.1%
Cadbury PLC sponsored ADR	1,459	44,208
General Mills, Inc.	2,590	129,189
Groupe Danone	1,270	61,836
Kraft Foods, Inc. Class A	9,050	201,725
Lindt & Spruengli AG	2	32,505
Nestle SA (Reg.)	21,477	726,025
Perdigao SA (ON)	3,100	38,772
PureCircle Ltd. (a)	5,000	13,631
Sadia SA ADR	8,300	34,196
Tyson Foods, Inc. Class A	15,450	145,076
Unilever NV (NY Shares)	27,525	539,490
		1,966,653
TOTAL FOOD PRODUCTS		2,542,579
HOUSEHOLD DURABLES - 0.5%
Housewares & Specialties - 0.5%
Fortune Brands, Inc.	1,800	44,190
Newell Rubbermaid, Inc.	7,100	45,298
		89,488
HOUSEHOLD PRODUCTS - 15.7%
Household Products - 15.7%
Colgate-Palmolive Co.	5,135	302,862
Kimberly-Clark Corp.	1,132	52,197
Procter & Gamble Co.	51,450	2,422,776
		2,777,835
PERSONAL PRODUCTS - 2.6%
Personal Products - 2.6%
Avon Products, Inc.	21,774	418,714
Mead Johnson Nutrition Co. Class A	1,600	46,192
		464,906
PHARMACEUTICALS - 1.8%
Pharmaceuticals - 1.8%
Johnson & Johnson	5,138	270,259
Perrigo Co.	1,853	46,010
		316,269
TOBACCO - 8.5%
Tobacco - 8.5%
Altria Group, Inc.	21,850	350,037
British American Tobacco PLC sponsored ADR	15,920	732,320
Common Stocks - continued
	Shares	Value
TOBACCO - CONTINUED
Tobacco - continued
Philip Morris International, Inc.	10,670	$ 379,639
Souza Cruz Industria Comerico	2,150	41,118
		1,503,114
TOTAL COMMON STOCKS (Cost $22,295,566)		17,206,680
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 0.52% (b) (Cost $585,738)	585,738	$ 585,738
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $22,881,304)	17,792,418
NET OTHER ASSETS - (0.3)%	(44,899)
NET ASSETS - 100%	$ 17,747,519
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 729
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 17,792,418	$ 17,792,418	$ -	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $23,088,848. Net unrealized depreciation aggregated $5,296,430, of which $299,835 related to appreciated investment securities and $5,596,265 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Emerging Markets Portfolio

March 31, 2009

1.864819.101

VIPEM-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
Australia - 0.2%
Sino Gold Mining Ltd. (a)	4,369	$ 16,259
Austria - 0.3%
Erste Bank AG	800	13,547
Raiffeisen International Bank-Holding AG	300	8,451
TOTAL AUSTRIA		21,998
Bermuda - 1.5%
Aquarius Platinum Ltd.:
(Australia)	11,606	33,892
(United Kingdom)	1,500	4,407
Credicorp Ltd. (NY Shares)	1,100	51,524
Ports Design Ltd.	23,000	26,530
TOTAL BERMUDA		116,353
Brazil - 13.2%
America Latina Logistica SA unit	3,900	16,562
Banco ABC Brasil SA	2,000	4,742
Banco Bradesco SA:
(PN)	7,750	77,249
(PN) sponsored ADR	2,200	21,780
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	2,800	41,384
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	4,100	60,844
Companhia Vale do Rio Doce (PN-A) sponsored ADR	19,000	214,320
GVT Holding SA (a)	3,500	39,414
Itau Unibanco Banco Multiplo SA	1,610	17,769
Itau Unibanco Banco Multiplo SA ADR	4,600	50,048
Net Servicos de Comunicacao SA sponsored ADR	4,700	34,075
OGX Petroleo e Gas Participacoes SA	200	62,169
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	11,100	136,961
(PN) sponsored ADR (non-vtg.)	7,400	181,300
sponsored ADR	1,100	33,517
Redecard SA	3,300	39,993
TOTAL BRAZIL		1,032,127
Canada - 0.1%
Addax Petroleum, Inc.	300	6,498
Cayman Islands - 1.2%
Anta Sports Products Ltd.	12,000	7,896
Chaoda Modern Agriculture (Holdings) Ltd.	60,160	35,939
China Dongxiang Group Co. Ltd.	91,000	33,463
Stella International Holdings Ltd.	2,500	2,642
Want Want China Holdings Ltd.	25,000	11,612
TOTAL CAYMAN ISLANDS		91,552
China - 11.1%
Baidu.com, Inc. sponsored ADR (a)	300	52,980

	Shares	Value
China Coal Energy Co. Ltd. (H Shares)	50,000	$ 36,901
China Communications Construction Co. Ltd. (H Shares)	13,000	14,257
China Construction Bank Corp. (H Shares)	293,000	166,339
China Gas Holdings Ltd.	62,000	9,679
China Merchants Bank Co. Ltd. (H Shares)	42,500	74,247
China South Locomotive & Rolling Stock Corp. Ltd. (H Shares)	87,000	39,737
China Yurun Food Group Ltd.	27,000	34,419
Golden Eagle Retail Group Ltd. (H Shares)	46,000	30,269
Industrial & Commercial Bank of China	342,000	177,830
PICC Property & Casualty Co. Ltd. (H Shares) (a)	50,000	27,289
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	13,000	77,576
Tencent Holdings Ltd.	7,600	56,286
Yantai Changyu Pioneer Wine Co. (B Shares)	6,400	23,311
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	6,000	6,100
ZTE Corp. (H Shares)	10,000	40,707
TOTAL CHINA		867,927
Cyprus - 0.0%
XXI Century Investments Public Ltd. (a)	600	125
Czech Republic - 1.4%
Ceske Energeticke Zavody AS	2,300	82,065
Komercni Banka AS	300	29,899
TOTAL CZECH REPUBLIC		111,964
Egypt - 1.2%
Commercial International Bank Ltd. sponsored GDR	7,349	41,154
Eastern Tobacco Co.	600	15,445
Orascom Construction Industries SAE GDR	400	18,800
Telecom Egypt SAE	7,100	18,906
TOTAL EGYPT		94,305
Hong Kong - 6.9%
China Mobile (Hong Kong) Ltd.	27,500	239,554
China Overseas Land & Investment Ltd.	30,000	47,068
China Resources Power Holdings Co. Ltd.	24,000	50,289
CNOOC Ltd.	105,000	105,512
CNPC (Hong Kong) Ltd.	100,000	42,320
Shanghai Industrial Holdings Ltd. (H Shares)	12,000	33,211
Sino-Ocean Land Holdings Ltd.	32,500	21,386
TOTAL HONG KONG		539,340
India - 4.9%
Bharat Heavy Electricals Ltd.	1,588	47,384
Common Stocks - continued
	Shares	Value
India - continued
Bharti Airtel Ltd. (a)	3,604	$ 44,607
Educomp Solutions Ltd.	658	27,148
Housing Development Finance Corp. Ltd.	2,669	74,487
ICICI Bank Ltd.	3,019	19,842
Infosys Technologies Ltd. sponsored ADR	3,470	92,406
Jain Irrigation Systems Ltd.	2,138	14,408
Power Finance Corp. Ltd.	2,761	7,896
Reliance Industries Ltd.	466	14,041
Rural Electrification Corp. Ltd.	4,565	8,654
Tata Power Co. Ltd.	2,264	34,401
TOTAL INDIA		385,274
Indonesia - 3.2%
PT Astra International Tbk	41,500	50,734
PT Bank Central Asia Tbk	43,000	11,382
PT Bank Rakyat Indonesia Tbk	127,000	45,717
PT Bumi Resources Tbk	247,500	17,360
PT Perusahaan Gas Negara Tbk Series B	275,800	50,845
PT Tambang Batubbara Bukit Asam Tbk	12,500	7,233
PT Telkomunikasi Indonesia Tbk:
Series B	93,000	59,942
sponsored ADR	300	7,710
TOTAL INDONESIA		250,923
Ireland - 0.2%
Dragon Oil PLC (a)	4,600	12,788
Israel - 4.9%
Cellcom Israel Ltd.	1,900	40,470
Check Point Software Technologies Ltd. (a)	2,100	46,641
Israel Chemicals Ltd.	6,903	55,963
Nice Systems Ltd. sponsored ADR (a)	900	22,374
Teva Pharmaceutical Industries Ltd. sponsored ADR	4,800	216,240
TOTAL ISRAEL		381,688
Italy - 0.3%
UniCredit SpA	13,800	22,764
Kazakhstan - 0.5%
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	2,400	35,760
Korea (South) - 9.7%
Hana Financial Group, Inc.	2,950	45,248
Hynix Semiconductor, Inc. (a)	470	4,260
Hyundai Industrial Development & Construction Co.	1,200	29,706
Hyundai Mobis	968	56,591
Hyundai Motor Co.	206	8,392
KT&G Corp.	831	46,176
LG Electronics, Inc.	755	50,569
LG Household & Health Care Ltd.	6	661
MegaStudy Co. Ltd.	243	35,591

	Shares	Value
NHN Corp. (a)	481	$ 53,354
POSCO	261	70,017
POSCO sponsored ADR	700	46,781
Samsung Electronics Co. Ltd.	478	198,812
Shinhan Financial Group Co. Ltd.	3,730	67,920
STX Pan Ocean Co. Ltd. (Korea)	1,450	9,905
Taewoong Co. Ltd.	599	37,237
TOTAL KOREA (SOUTH)		761,220
Lebanon - 0.1%
Solidere GDR	300	4,275
Luxembourg - 0.2%
Evraz Group SA GDR	1,684	13,910
MHP SA GDR (a)(c)	700	1,876
TOTAL LUXEMBOURG		15,786
Malaysia - 0.5%
DiGi.com Bhd	7,100	41,294
Public Bank Bhd	17	35
TOTAL MALAYSIA		41,329
Mexico - 2.7%
America Movil SAB de CV Series L sponsored ADR	5,400	146,232
Fomento Economico Mexicano SAB de CV sponsored ADR	1,800	45,378
Wal-Mart de Mexico SA de CV Series V	9,800	22,879
TOTAL MEXICO		214,489
Nigeria - 0.0%
Guaranty Trust Bank PLC:
(Reg. S) unit	763	2,213
sponsored GDR (c)	436	1,264
TOTAL NIGERIA		3,477
Papua New Guinea - 0.4%
Oil Search Ltd.	8,825	32,417
Peru - 0.6%
Compania de Minas Buenaventura SA sponsored ADR	2,090	50,118
Russia - 5.6%
Bank St. Petersburg OJSC	1,631	1,259
LSR Group OJSC (a)	100	485
Lukoil Oil Co. sponsored ADR	2,761	104,090
Magnit OJSC GDR (Reg. S) (a)	2,300	13,340
Mobile TeleSystems OJSC sponsored ADR	1,600	47,872
OAO Gazprom sponsored ADR	8,342	124,296
OJSC Oil Company Rosneft GDR (Reg. S)	12,900	55,341
Polymetal JSC GDR (Reg. S) (a)	4,200	28,140
Rosinter Restaurants Holding (a)	363	1,089
Sberbank (Savings Bank of the Russian Federation)	60,900	37,606
Common Stocks - continued
	Shares	Value
Russia - continued
Uralkali JSC	4,300	$ 10,858
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)	600	19,086
TOTAL RUSSIA		443,462
South Africa - 9.0%
Absa Group Ltd.	4,882	49,567
African Bank Investments Ltd.	15,300	40,692
African Rainbow Minerals Ltd.	3,060	44,726
AngloGold Ashanti Ltd.	1,300	47,335
AngloGold Ashanti Ltd. sponsored ADR	200	7,352
Aspen Pharmacare Holdings Ltd.	9,164	44,103
Aveng Ltd.	10,800	29,693
Exxaro Resources Ltd.	5,057	36,955
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	3,500	38,290
Illovo Sugar Ltd.	10,082	30,315
Impala Platinum Holdings Ltd.	400	6,681
JD Group Ltd.	9,646	33,606
Mondi Ltd.	2,456	7,177
Mr. Price Group Ltd.	16,300	41,718
MTN Group Ltd.	12,408	137,503
Mvelaphanda Resources Ltd. (a)	1,000	3,059
Raubex Group Ltd.	14,196	26,969
Sasol Ltd. sponsored ADR	1,400	40,530
Shoprite Holdings Ltd.	7,967	42,538
TOTAL SOUTH AFRICA		708,809
Taiwan - 8.0%
Acer, Inc.	31,000	46,589
Advanced Semiconductor Engineering, Inc.	28,000	13,653
Advanced Semiconductor Engineering, Inc. sponsored ADR	11,400	28,614
Asia Cement Corp.	50,000	43,318
First Financial Holding Co. Ltd.	34,032	15,695
Hon Hai Precision Industry Co. Ltd. (Foxconn)	35,550	80,350
HTC Corp.	5,900	72,500
MediaTek, Inc.	5,000	47,002
Siliconware Precision Industries Co. Ltd.	48,560	51,086
Taiwan Mobile Co. Ltd.	26,000	37,657
Taiwan Semiconductor Manufacturing Co. Ltd.	60,000	90,880
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	7,600	68,020
United Microelectronics Corp.	39,000	12,757
United Microelectronics Corp. sponsored ADR	9,000	22,770
TOTAL TAIWAN		630,891
Thailand - 1.2%
Minor International PCL (For. Reg.)	60,310	11,056

	Shares	Value
PTT Exploration & Production PCL (For. Reg.)	16,200	$ 43,274
Siam Commercial Bank PCL (For. Reg.)	27,200	42,133
Total Access Communication PCL (For. Reg.)	1,700	1,280
TOTAL THAILAND		97,743
Turkey - 2.5%
Anadolu Efes Biracilik ve Malt Sanyii AS	7,000	43,363
Bim Birlesik Magazalar AS JSC	1,000	21,200
Enka Insaat ve Sanayi AS	10,979	38,958
Tupras-Turkiye Petrol Rafinerileri AS	4,000	40,176
Turkiye Garanti Bankasi AS (a)	37,000	52,517
TOTAL TURKEY		196,214
United Kingdom - 1.5%
Cairn Energy PLC (a)	900	28,086
Hikma Pharmaceuticals PLC	1,404	7,272
Randgold Resources Ltd. sponsored ADR	800	43,480
Standard Chartered PLC (United Kingdom)	1,600	19,892
Xstrata PLC	2,300	15,403
TOTAL UNITED KINGDOM		114,133
United States of America - 1.2%
Central European Distribution Corp. (a)	2,200	23,672
CTC Media, Inc. (a)	4,500	20,520
Freeport-McMoRan Copper & Gold, Inc. Class B	1,400	53,354
TOTAL UNITED STATES OF AMERICA		97,546
TOTAL COMMON STOCKS (Cost $10,413,691)		7,399,554
Money Market Funds - 5.1%

Fidelity Cash Central Fund, 0.52% (b) (Cost $396,873)	396,873	396,873
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $10,810,564)	7,796,427
NET OTHER ASSETS - 0.6%	46,343
NET ASSETS - 100%	$ 7,842,770
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,140 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 898
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,796,427	$ 5,942,237	$ 1,854,190	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $11,128,237. Net unrealized depreciation aggregated $3,331,810, of which $280,856 related to appreciated investment securities and $3,612,666 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Energy Portfolio

March 31, 2009

1.814635.104

VNR-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Fuel Tech, Inc. (a)	10,149	$ 106,159
CONSTRUCTION & ENGINEERING - 0.5%
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	35,100	1,356,966
ELECTRICAL EQUIPMENT - 2.6%
Electrical Components & Equipment - 2.5%
Energy Conversion Devices, Inc. (a)(d)	29,500	391,465
Evergreen Solar, Inc. (a)	141,706	301,834
First Solar, Inc. (a)(d)	20,900	2,773,430
JA Solar Holdings Co. Ltd. ADR (a)	251,400	847,218
Q-Cells SE (a)	9,800	191,073
Renewable Energy Corp. AS (a)	38,100	330,476
Sunpower Corp. Class B (a)	52,500	1,039,500
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	23,800	278,222
		6,153,218
Heavy Electrical Equipment - 0.1%
Vestas Wind Systems AS (a)	7,383	323,914
TOTAL ELECTRICAL EQUIPMENT		6,477,132
ENERGY EQUIPMENT & SERVICES - 31.0%
Oil & Gas Drilling - 14.7%
Atwood Oceanics, Inc. (a)	194,611	3,228,596
Helmerich & Payne, Inc.	184,651	4,204,503
Hercules Offshore, Inc. (a)	108,780	171,872
Nabors Industries Ltd. (a)	445,194	4,447,488
Noble Corp.	427,220	10,291,730
Patterson-UTI Energy, Inc.	43,714	391,677
Pride International, Inc. (a)	202,000	3,631,960
Transocean Ltd. (a)	180,147	10,599,849
		36,967,675
Oil & Gas Equipment & Services - 16.3%
Baker Hughes, Inc.	35,300	1,007,815
BJ Services Co.	101,100	1,005,945
Core Laboratories NV	3,700	270,692
Dresser-Rand Group, Inc. (a)	26,300	581,230
Dril-Quip, Inc. (a)	65,787	2,019,661
Exterran Holdings, Inc. (a)	46,243	740,813
FMC Technologies, Inc. (a)	63,900	2,004,543
Fugro NV (Certificaten Van Aandelen) unit	1,023	32,541
Global Industries Ltd. (a)	216,634	831,875
Halliburton Co.	167,474	2,590,823
Helix Energy Solutions Group, Inc. (a)	44,300	227,702
Hornbeck Offshore Services, Inc. (a)	45,200	688,848
National Oilwell Varco, Inc. (a)	232,978	6,688,798
Oceaneering International, Inc. (a)	38,400	1,415,808
Oil States International, Inc. (a)	22,800	305,976
Schlumberger Ltd. (NY Shares)	193,442	7,857,614

	Shares	Value
Smith International, Inc.	60,668	$ 1,303,149
Superior Energy Services, Inc. (a)	98,354	1,267,783
Tenaris SA sponsored ADR	57,400	1,157,758
Tidewater, Inc.	14,800	549,524
TSC Offshore Group Ltd. (a)	746,000	72,189
Weatherford International Ltd. (a)	650,510	7,201,146
Willbros Group, Inc. (a)	142,333	1,380,630
		41,202,863
TOTAL ENERGY EQUIPMENT & SERVICES		78,170,538
GAS UTILITIES - 1.3%
Gas Utilities - 1.3%
EQT Corp.	30,100	943,033
Questar Corp.	67,700	1,992,411
Zhongyu Gas Holdings Ltd. (a)	3,884,000	205,464
		3,140,908
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.1%
Teck Cominco Ltd. Class B (sub. vtg.)	33,100	185,136
OIL, GAS & CONSUMABLE FUELS - 63.8%
Coal & Consumable Fuels - 3.9%
Arch Coal, Inc.	167,750	2,242,818
CONSOL Energy, Inc.	100,621	2,539,674
Foundation Coal Holdings, Inc.	187,714	2,693,696
Massey Energy Co.	132,500	1,340,900
Peabody Energy Corp.	37,794	946,362
PT Bumi Resources Tbk	1,598,000	112,080
		9,875,530
Integrated Oil & Gas - 21.4%
Chevron Corp.	68,100	4,579,044
ConocoPhillips	127,182	4,980,447
ENI SpA sponsored ADR	120,000	4,598,400
Exxon Mobil Corp.	33,374	2,272,769
Hess Corp.	200,600	10,872,520
Marathon Oil Corp.	278,700	7,327,023
Occidental Petroleum Corp.	240,662	13,392,840
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	120,900	2,962,050
Suncor Energy, Inc.	134,400	3,000,528
		53,985,621
Oil & Gas Exploration & Production - 30.1%
Anadarko Petroleum Corp.	154,500	6,008,505
Apache Corp.	9,200	589,628
Berry Petroleum Co. Class A	14,214	155,785
Bill Barrett Corp. (a)	18,200	404,768
Cabot Oil & Gas Corp.	318,018	7,495,684
Canadian Natural Resources Ltd.	70,800	2,747,295
Chesapeake Energy Corp.	97,600	1,665,056
Comstock Resources, Inc. (a)	122,620	3,654,076
Concho Resources, Inc. (a)	52,544	1,344,601
Denbury Resources, Inc. (a)	248,300	3,689,738
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Devon Energy Corp.	1,500	$ 67,035
EOG Resources, Inc.	800	43,808
EXCO Resources, Inc. (a)	260,114	2,601,140
Forest Oil Corp. (a)	509	6,693
Newfield Exploration Co. (a)	58,824	1,335,305
Noble Energy, Inc.	61,400	3,308,232
Oil Search Ltd.	187,589	689,074
OPTI Canada, Inc. (a)	154,600	121,428
Petrobank Energy & Resources Ltd. (a)	15,900	295,811
Petrohawk Energy Corp. (a)	459,094	8,828,378
Plains Exploration & Production Co. (a)	153,262	2,640,704
Range Resources Corp.	284,200	11,697,672
SandRidge Energy, Inc. (a)	131,522	866,730
Southwestern Energy Co. (a)	462,112	13,720,109
Talisman Energy, Inc.	2,900	30,715
Ultra Petroleum Corp. (a)	33,300	1,195,137
Whiting Petroleum Corp. (a)	19,300	498,905
		75,702,012
Oil & Gas Refining & Marketing - 7.8%
Frontier Oil Corp.	440,141	5,629,403
Holly Corp.	83,300	1,765,960
Sunoco, Inc.	136,137	3,604,908
Tesoro Corp.	216,632	2,918,033
Valero Energy Corp.	317,057	5,675,320
		19,593,624
Oil & Gas Storage & Transport - 0.6%
El Paso Corp.	163,900	1,024,375
Williams Companies, Inc.	48,550	552,499
		1,576,874
TOTAL OIL, GAS & CONSUMABLE FUELS		160,733,661
TOTAL COMMON STOCKS (Cost $357,789,807)		250,170,500
Money Market Funds - 2.2%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (b)	2,283,243	$ 2,283,243
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	3,305,850	3,305,850
TOTAL MONEY MARKET FUNDS (Cost $5,589,093)		5,589,093
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $363,378,900)	255,759,593
NET OTHER ASSETS - (1.5)%	(3,794,306)
NET ASSETS - 100%	$ 251,965,287
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,489
Fidelity Securities Lending Cash Central Fund	10,314
Total	$ 15,803
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 255,759,593	$ 254,958,439	$ 801,154	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $377,435,771. Net unrealized depreciation aggregated $121,676,178, of which $20,647,195 related to appreciated investment securities and $142,323,373 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Financial Services Portfolio

March 31, 2009

1.814647.104

VFS-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
CAPITAL MARKETS - 26.8%
Asset Management & Custody Banks - 16.8%
Bank of New York Mellon Corp.	24,500	$ 692,125
Bank Sarasin & Co. Ltd. Series B (Reg.)	13,633	286,840
BlackRock, Inc. Class A	2,200	286,088
EFG International	59,771	445,801
Franklin Resources, Inc.	18,900	1,018,143
GLG Partners, Inc.	4,700	13,348
Janus Capital Group, Inc.	12,800	85,120
Julius Baer Holding Ltd.	10,202	250,950
KKR Private Equity Investors, LP Restricted Depositary Units (e)	2,200	6,446
Legg Mason, Inc.	45,964	730,828
Och-Ziff Capital Management Group LLC Class A	12,100	73,447
T. Rowe Price Group, Inc.	26,810	773,737
		4,662,873
Diversified Capital Markets - 4.1%
Deutsche Bank AG (NY Shares)	27,500	1,117,875
Investment Banking & Brokerage - 5.9%
Evercore Partners, Inc. Class A	12,000	185,400
GFI Group, Inc.	158,039	507,305
Goldman Sachs Group, Inc.	700	74,214
Lazard Ltd. Class A	9,000	264,600
MF Global Ltd. (a)	51,543	218,027
Morgan Stanley	9,400	214,038
Nomura Holdings, Inc.	34,800	176,514
		1,640,098
TOTAL CAPITAL MARKETS		7,420,846
COMMERCIAL BANKS - 8.2%
Diversified Banks - 0.5%
Wells Fargo & Co.	9,300	132,432
Regional Banks - 7.7%
Bank of Hawaii Corp.	7,684	253,418
Cathay General Bancorp (d)	5,030	52,463
Glacier Bancorp, Inc.	33,160	520,944
Huntington Bancshares, Inc. (d)	35,800	59,428
KeyCorp	102,900	809,823
Umpqua Holdings Corp. (d)	48,467	439,111
		2,135,187
TOTAL COMMERCIAL BANKS		2,267,619
CONSUMER FINANCE - 3.7%
Consumer Finance - 3.7%
American Express Co.	19,300	263,059
Capital One Financial Corp.	18,850	230,724
Dollar Financial Corp. (a)	43,836	417,319
Promise Co. Ltd. (d)	7,500	118,757
		1,029,859

	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 21.1%
Other Diversified Financial Services - 6.7%
Bank of America Corp.	12,790	$ 87,228
Citigroup, Inc. (d)	400,075	1,012,190
JPMorgan Chase & Co.	28,138	747,908
		1,847,326
Specialized Finance - 14.4%
BM&F BOVESPA SA	362,300	1,101,192
CME Group, Inc.	2,887	711,328
Deutsche Boerse AG	16,100	970,370
IntercontinentalExchange, Inc. (a)	15,977	1,189,807
JSE Ltd.	6,100	28,649
		4,001,346
TOTAL DIVERSIFIED FINANCIAL SERVICES		5,848,672
INSURANCE - 23.5%
Insurance Brokers - 0.1%
National Financial Partners Corp.	5,600	17,920
Life & Health Insurance - 5.0%
MetLife, Inc.	45,356	1,032,756
Prudential Financial, Inc.	3,700	70,374
Unum Group	23,423	292,788
		1,395,918
Multi-Line Insurance - 0.1%
Hartford Financial Services Group, Inc.	3,760	29,516
Property & Casualty Insurance - 12.1%
Fidelity National Financial, Inc. Class A	70,504	1,375,533
MBIA, Inc. (a)(d)	4,100	18,778
The First American Corp.	53,000	1,405,028
United America Indemnity Ltd. Class A (a)	4,300	17,286
XL Capital Ltd. Class A	98,800	539,448
		3,356,073
Reinsurance - 6.2%
Everest Re Group Ltd.	15,618	1,105,754
Validus Holdings Ltd.	25,200	596,736
		1,702,490
TOTAL INSURANCE		6,501,917
INTERNET SOFTWARE & SERVICES - 1.9%
Internet Software & Services - 1.9%
China Finance Online Co. Ltd. ADR (a)(d)	60,747	532,144
IT SERVICES - 2.8%
Data Processing & Outsourced Services - 2.8%
CyberSource Corp. (a)	4,948	73,280
MasterCard, Inc. Class A	1,300	217,724
MoneyGram International, Inc. (a)	106,668	125,868
Visa, Inc.	6,400	355,840
		772,712
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - 1.6%
Research & Consulting Services - 1.6%
First Advantage Corp. Class A (a)	32,229	$ 444,116
REAL ESTATE INVESTMENT TRUSTS - 0.4%
Mortgage REITs - 0.0%
Chimera Investment Corp.	3,500	11,760
Residential REITs - 0.3%
UDR, Inc.	10,675	91,912
Retail REITs - 0.1%
CBL & Associates Properties, Inc. (d)	2,000	4,720
Developers Diversified Realty Corp.	6,000	12,780
		17,500
TOTAL REAL ESTATE INVESTMENT TRUSTS		121,172
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.2%
Diversified Real Estate Activities - 0.4%
Mitsubishi Estate Co. Ltd.	11,000	124,769
Real Estate Development - 1.8%
Xinyuan Real Estate Co. Ltd. ADR (a)(d)	131,405	491,455
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		616,224
SOFTWARE - 2.8%
Application Software - 2.8%
EPIQ Systems, Inc. (a)	43,631	786,667
SPECIALTY RETAIL - 0.1%
Home Improvement Retail - 0.1%
Home Depot, Inc.	1,360	32,042
THRIFTS & MORTGAGE FINANCE - 0.0%
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc.	16,757	930
TOTAL COMMON STOCKS (Cost $30,852,979)		26,374,920
Money Market Funds - 17.4%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (b)	3,333,152	$ 3,333,152
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	1,504,600	1,504,600
TOTAL MONEY MARKET FUNDS (Cost $4,837,752)		4,837,752
TOTAL INVESTMENT PORTFOLIO - 112.5% (Cost $35,690,731)	31,212,672
NET OTHER ASSETS - (12.5)%	(3,470,737)
NET ASSETS - 100%	$ 27,741,935
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,446 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,207
Fidelity Securities Lending Cash Central Fund	26,143
Total	$ 29,350
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 31,212,672	$ 30,792,632	$ 420,040	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $38,913,140. Net unrealized depreciation aggregated $7,700,468, of which $2,018,211 related to appreciated investment securities and $9,718,679 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Growth Stock Portfolio

March 31, 2009

1.799868.105

VIPGR-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 0.1%
Gentex Corp.	700	$ 6,972
Hotels, Restaurants & Leisure - 2.0%
Darden Restaurants, Inc.	1,600	54,816
Marriott International, Inc. Class A	1,800	29,448
McDonald's Corp.	2,300	125,511
Penn National Gaming, Inc. (a)	200	4,830
		214,605
Household Durables - 0.5%
Tempur-Pedic International, Inc. (d)	7,500	54,750
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	1,400	102,816
Blue Nile, Inc. (a)	800	24,120
Priceline.com, Inc. (a)	400	31,512
		158,448
Media - 0.8%
Interpublic Group of Companies, Inc. (a)	6,700	27,604
The DIRECTV Group, Inc. (a)	2,500	56,975
		84,579
Multiline Retail - 1.1%
Nordstrom, Inc. (d)	2,100	35,175
Target Corp.	2,300	79,097
		114,272
Specialty Retail - 3.9%
Abercrombie & Fitch Co. Class A	1,500	35,700
Best Buy Co., Inc.	2,400	91,104
Home Depot, Inc.	900	21,204
Lowe's Companies, Inc.	2,200	40,150
Ross Stores, Inc.	1,100	39,468
Staples, Inc.	4,900	88,739
The Men's Wearhouse, Inc.	1,800	27,252
TJX Companies, Inc.	2,500	64,100
		407,717
Textiles, Apparel & Luxury Goods - 2.6%
Coach, Inc. (a)	2,500	41,750
G-III Apparel Group Ltd. (a)	7,700	42,504
NIKE, Inc. Class B	700	32,823
Phillips-Van Heusen Corp.	1,100	24,948
Polo Ralph Lauren Corp. Class A	1,500	63,375
VF Corp.	1,100	62,821
		268,221
TOTAL CONSUMER DISCRETIONARY		1,309,564
CONSUMER STAPLES - 12.0%
Beverages - 3.0%
PepsiCo, Inc.	1,900	97,812
The Coca-Cola Co.	4,850	213,158
		310,970

	Shares	Value
Food & Staples Retailing - 5.4%
Costco Wholesale Corp.	4,600	$ 213,072
Wal-Mart Stores, Inc.	6,700	349,069
		562,141
Food Products - 1.7%
Green Mountain Coffee Roasters, Inc. (a)	600	28,800
Nestle SA sponsored ADR	3,700	124,135
Smart Balance, Inc. (a)	3,900	23,556
		176,491
Household Products - 1.4%
Procter & Gamble Co.	3,100	145,979
Personal Products - 0.5%
Avon Products, Inc.	2,900	55,767
TOTAL CONSUMER STAPLES		1,251,348
ENERGY - 7.8%
Energy Equipment & Services - 2.4%
ENSCO International, Inc.	400	10,560
Halliburton Co.	2,200	34,034
National Oilwell Varco, Inc. (a)	1,846	52,999
Noble Corp.	1,300	31,317
Schlumberger Ltd. (NY Shares)	2,690	109,268
Transocean Ltd. (a)	200	11,768
		249,946
Oil, Gas & Consumable Fuels - 5.4%
Canadian Natural Resources Ltd.	500	19,402
Chesapeake Energy Corp.	1,600	27,296
CONSOL Energy, Inc.	1,210	30,540
EOG Resources, Inc.	800	43,808
Exxon Mobil Corp.	2,590	176,379
Frontier Oil Corp.	700	8,953
Hess Corp.	500	27,100
Massey Energy Co.	1,700	17,204
Occidental Petroleum Corp.	1,600	89,040
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	1,000	24,500
Range Resources Corp.	700	28,812
Southwestern Energy Co. (a)	1,600	47,504
Ultra Petroleum Corp. (a)	600	21,534
		562,072
TOTAL ENERGY		812,018
FINANCIALS - 3.2%
Capital Markets - 1.9%
Charles Schwab Corp.	3,800	58,900
Goldman Sachs Group, Inc.	500	53,010
Janus Capital Group, Inc.	1,900	12,635
Morgan Stanley	1,400	31,878
Northern Trust Corp.	720	43,070
		199,493
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 0.3%
PNC Financial Services Group, Inc.	300	$ 8,787
Wells Fargo & Co.	1,800	25,632
		34,419
Diversified Financial Services - 0.7%
Bank of America Corp.	2,300	15,686
Citigroup, Inc.	6,800	17,204
CME Group, Inc.	100	24,639
JPMorgan Chase & Co.	800	21,264
		78,793
Insurance - 0.1%
MetLife, Inc.	400	9,108
Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.	1,400	16,366
TOTAL FINANCIALS		338,179
HEALTH CARE - 15.7%
Biotechnology - 3.3%
Alexion Pharmaceuticals, Inc. (a)	600	22,596
Alnylam Pharmaceuticals, Inc. (a)	1,100	20,944
Celgene Corp. (a)	2,100	93,240
Cougar Biotechnology, Inc. (a)	900	28,980
CSL Ltd.	912	20,604
Gilead Sciences, Inc. (a)	2,700	125,064
RXi Pharmaceuticals Corp.	3,054	15,545
United Therapeutics Corp. (a)	200	13,218
		340,191
Health Care Equipment & Supplies - 3.1%
Baxter International, Inc.	2,300	117,806
Covidien Ltd.	1,300	43,212
Inverness Medical Innovations, Inc. (a)	5,725	152,457
NuVasive, Inc. (a)	400	12,552
		326,027
Health Care Providers & Services - 1.7%
Express Scripts, Inc. (a)	1,500	69,255
Medco Health Solutions, Inc. (a)	2,700	111,618
		180,873
Health Care Technology - 0.4%
athenahealth, Inc. (a)	1,000	24,110
Cerner Corp. (a)	500	21,985
		46,095
Life Sciences Tools & Services - 1.5%
Illumina, Inc. (a)	2,900	107,996
QIAGEN NV (a)	3,100	49,476
		157,472
Pharmaceuticals - 5.7%
Abbott Laboratories	2,800	133,560
Allergan, Inc.	3,300	157,608
Cadence Pharmaceuticals, Inc. (a)	1,200	11,256

	Shares	Value
Merck & Co., Inc.	1,900	$ 50,825
Optimer Pharmaceuticals, Inc. (a)	900	11,871
Roche Holding AG (participation certificate)	604	82,882
Schering-Plough Corp.	5,900	138,945
Vivus, Inc. (a)	1,300	5,616
		592,563
TOTAL HEALTH CARE		1,643,221
INDUSTRIALS - 10.8%
Aerospace & Defense - 3.2%
Honeywell International, Inc.	5,200	144,872
Precision Castparts Corp.	600	35,940
The Boeing Co.	1,100	39,138
United Technologies Corp.	2,700	116,046
		335,996
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	600	27,366
United Parcel Service, Inc. Class B	1,700	83,674
		111,040
Building Products - 0.1%
Masco Corp.	1,700	11,866
Electrical Equipment - 2.4%
American Superconductor Corp. (a)(d)	1,700	29,427
AMETEK, Inc.	1,700	53,159
Emerson Electric Co.	2,200	62,876
First Solar, Inc. (a)	300	39,810
Regal-Beloit Corp.	700	21,448
Rockwell Automation, Inc.	1,300	28,392
Satcon Technology Corp. (a)	8,200	13,530
		248,642
Industrial Conglomerates - 0.6%
3M Co.	500	24,860
General Electric Co.	1,000	10,110
Textron, Inc.	4,200	24,108
		59,078
Machinery - 2.0%
Cummins, Inc.	2,100	53,445
Danaher Corp.	1,200	65,064
Deere & Co.	1,700	55,879
Navistar International Corp. (a)	1,000	33,460
		207,848
Professional Services - 0.5%
Manpower, Inc.	950	29,954
Monster Worldwide, Inc. (a)	3,000	24,450
		54,404
Road & Rail - 0.9%
Union Pacific Corp.	2,400	98,664
TOTAL INDUSTRIALS		1,127,538
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 30.8%
Communications Equipment - 7.0%
Cisco Systems, Inc. (a)	14,000	$ 234,780
Corning, Inc.	10,300	136,681
Infinera Corp. (a)	3,000	22,200
Juniper Networks, Inc. (a)	1,200	18,072
Palm, Inc. (a)	1,000	8,620
QUALCOMM, Inc.	7,500	291,825
Research In Motion Ltd. (a)	400	17,228
		729,406
Computers & Peripherals - 6.4%
Apple, Inc. (a)	3,200	336,384
Dell, Inc. (a)	5,500	52,140
Hewlett-Packard Co.	5,600	179,536
International Business Machines Corp.	300	29,067
NetApp, Inc. (a)	2,200	32,648
Seagate Technology	6,900	41,469
		671,244
Electronic Equipment & Components - 0.3%
Ingram Micro, Inc. Class A (a)	2,200	27,808
Internet Software & Services - 4.3%
Akamai Technologies, Inc. (a)	2,000	38,800
Baidu.com, Inc. sponsored ADR (a)	200	35,320
Google, Inc. Class A (sub. vtg.) (a)	970	337,618
Sohu.com, Inc. (a)	700	28,917
Tencent Holdings Ltd.	1,600	11,850
		452,505
IT Services - 1.1%
Alliance Data Systems Corp. (a)	700	25,865
Cognizant Technology Solutions Corp. Class A (a)	3,060	63,617
CyberSource Corp. (a)	1,800	26,658
		116,140
Semiconductors & Semiconductor Equipment - 4.9%
Applied Materials, Inc.	9,000	96,750
ASML Holding NV (NY Shares)	3,000	52,530
Atmel Corp. (a)	14,500	52,635
Intel Corp.	8,500	127,925
Lam Research Corp. (a)	1,200	27,324
Marvell Technology Group Ltd. (a)	5,200	47,632
Skyworks Solutions, Inc. (a)	5,800	46,748
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	6,800	60,860
		512,404
Software - 6.8%
Adobe Systems, Inc. (a)	5,000	106,950
BMC Software, Inc. (a)	1,200	39,600

	Shares	Value
Electronic Arts, Inc. (a)	2,500	$ 45,475
Informatica Corp. (a)	3,400	45,084
Microsoft Corp.	2,900	53,273
Oracle Corp.	15,700	283,699
Sourcefire, Inc. (a)	700	5,096
Sybase, Inc. (a)	4,300	130,247
		709,424
TOTAL INFORMATION TECHNOLOGY		3,218,931
MATERIALS - 4.2%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	600	33,750
Monsanto Co.	2,180	181,158
The Mosaic Co.	600	25,188
		240,096
Containers & Packaging - 0.4%
Packaging Corp. of America	1,700	22,134
Sealed Air Corp.	1,200	16,560
		38,694
Metals & Mining - 1.5%
Agnico-Eagle Mines Ltd.	200	11,499
Eldorado Gold Corp. (a)	2,800	25,324
Freeport-McMoRan Copper & Gold, Inc. Class B	300	11,433
Newmont Mining Corp.	1,800	80,568
Nucor Corp.	200	7,634
United States Steel Corp.	300	6,339
Yamana Gold, Inc.	1,400	13,073
		155,870
TOTAL MATERIALS		434,660
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.2%
Qwest Communications International, Inc.	6,200	21,204
Wireless Telecommunication Services - 1.7%
American Tower Corp. Class A (a)	2,400	73,032
Sprint Nextel Corp. (a)	29,400	104,958
		177,990
TOTAL TELECOMMUNICATION SERVICES		199,194
UTILITIES - 0.4%
Electric Utilities - 0.4%
Entergy Corp.	400	27,236
Exelon Corp.	400	18,156
		45,392
TOTAL COMMON STOCKS (Cost $12,612,171)		10,380,045
Money Market Funds - 1.0%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c) (Cost $102,250)	102,250	$ 102,250
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $12,714,421)	10,482,295
NET OTHER ASSETS - (0.3)%	(27,708)
NET ASSETS - 100%	$ 10,454,587
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Funds	Income earned
Fidelity Cash Central Fund	$ 353
Fidelity Securities Lending Cash Central Fund	770
Total	$ 1,123
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 10,482,295	$ 10,461,691	$ 20,604	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 15,525
Total Realized Gain (Loss)	(2,552)
Total Unrealized Gain (Loss)	(525)
Cost of Purchases	-
Proceeds of Sales	(12,448)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $13,118,150. Net unrealized depreciation aggregated $2,635,855, of which $551,142 related to appreciated investment securities and $3,186,997 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Health Care Portfolio

March 31, 2009

1.814639.104

VHC-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
BIOTECHNOLOGY - 16.4%
Biotechnology - 16.4%
Alexion Pharmaceuticals, Inc. (a)	11,900	$ 448,154
Alkermes, Inc. (a)	9,134	110,795
Alnylam Pharmaceuticals, Inc. (a)	8,200	156,128
Amgen, Inc. (a)	34,025	1,684,918
Biogen Idec, Inc. (a)	32,764	1,717,489
BioMarin Pharmaceutical, Inc. (a)(d)	31,177	385,036
Celgene Corp. (a)	6,400	284,160
Cephalon, Inc. (a)	890	60,609
Cougar Biotechnology, Inc. (a)	1,106	35,613
Genzyme Corp. (a)	7,700	457,303
Gilead Sciences, Inc. (a)	51,203	2,371,723
GTx, Inc. (a)(d)	9,800	103,684
Momenta Pharmaceuticals, Inc. (a)	8,962	98,672
Myriad Genetics, Inc. (a)	10,960	498,351
ONYX Pharmaceuticals, Inc. (a)	3,664	104,607
OSI Pharmaceuticals, Inc. (a)	7,490	286,567
Theravance, Inc. (a)	9,712	165,104
United Therapeutics Corp. (a)	7,100	469,239
		9,438,152
CHEMICALS - 0.8%
Fertilizers & Agricultural Chemicals - 0.8%
Monsanto Co.	5,250	436,275
DIVERSIFIED CONSUMER SERVICES - 0.3%
Specialized Consumer Services - 0.3%
Carriage Services, Inc. Class A (a)	40,339	61,719
Stewart Enterprises, Inc. Class A	40,032	129,704
		191,423
FOOD & STAPLES RETAILING - 0.8%
Drug Retail - 0.8%
CVS Caremark Corp.	15,842	435,497
HEALTH CARE EQUIPMENT & SUPPLIES - 18.4%
Health Care Equipment - 15.3%
Baxter International, Inc.	38,584	1,976,272
Boston Scientific Corp. (a)	38,498	306,059
C.R. Bard, Inc.	13,319	1,061,791
Conceptus, Inc. (a)	16,000	188,000
Covidien Ltd.	59,588	1,980,705
Edwards Lifesciences Corp. (a)	10,018	607,391
Electro-Optical Sciences, Inc. (a)	6,929	30,141
Electro-Optical Sciences, Inc.:
warrants 11/2/11 (a)(f)	7,563	25,058
warrants 8/2/12 (a)(f)	1,900	6,725
ev3, Inc. (a)	20,283	144,009
Hospira, Inc. (a)	11,180	345,015
Kinetic Concepts, Inc. (a)	5,503	116,223
Masimo Corp. (a)	22,600	654,948

	Shares	Value
Medtronic, Inc.	6,500	$ 191,555
Micrus Endovascular Corp. (a)	12,327	73,592
NuVasive, Inc. (a)	11,200	351,456
Orthofix International NV (a)	1,300	24,076
St. Jude Medical, Inc. (a)	18,012	654,376
Wright Medical Group, Inc. (a)	7,790	101,504
		8,838,896
Health Care Supplies - 3.1%
Align Technology, Inc. (a)	17,583	139,433
Cooper Companies, Inc.	24,695	652,936
DENTSPLY International, Inc.	5,200	139,620
InfuSystems Holdings, Inc. (a)	52,900	120,612
InfuSystems Holdings, Inc. warrants 4/11/11 (a)	4,900	613
Inverness Medical Innovations, Inc. (a)	21,585	574,809
RTI Biologics, Inc. (a)	48,900	139,365
		1,767,388
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		10,606,284
HEALTH CARE PROVIDERS & SERVICES - 16.7%
Health Care Distributors & Services - 1.1%
Henry Schein, Inc. (a)	12,400	496,124
Profarma Distribuidora de Produtos Farmaceuticos SA	56,800	113,869
		609,993
Health Care Facilities - 1.5%
Hanger Orthopedic Group, Inc. (a)	26,090	345,693
Sun Healthcare Group, Inc. (a)	12,300	103,812
Universal Health Services, Inc. Class B	10,641	407,976
		857,481
Health Care Services - 10.6%
Express Scripts, Inc. (a)	33,160	1,530,997
Fresenius Medical Care AG & Co. KGaA sponsored ADR	7,000	270,900
Genoptix, Inc. (a)	3,700	100,936
Health Grades, Inc. (a)	52,166	106,419
Laboratory Corp. of America Holdings (a)	8,400	491,316
LHC Group, Inc. (a)	6,800	151,504
Medco Health Solutions, Inc. (a)	84,100	3,476,693
Rural/Metro Corp. (a)	10,127	8,709
		6,137,474
Managed Health Care - 3.5%
Health Net, Inc. (a)	21,700	314,216
Humana, Inc. (a)	18,457	481,359
UnitedHealth Group, Inc.	42,265	884,606
WellPoint, Inc. (a)	9,508	361,019
		2,041,200
TOTAL HEALTH CARE PROVIDERS & SERVICES		9,646,148
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - 2.5%
Health Care Technology - 2.5%
Allscripts Healthcare Solutions, Inc.	20,500	$ 210,945
athenahealth, Inc. (a)(d)	16,293	392,824
Cerner Corp. (a)(d)	17,300	760,681
MedAssets, Inc. (a)	5,090	72,533
		1,436,983
LIFE SCIENCES TOOLS & SERVICES - 8.0%
Life Sciences Tools & Services - 8.0%
AMAG Pharmaceuticals, Inc. (a)	4,900	180,173
Bruker BioSciences Corp. (a)	33,057	203,631
Illumina, Inc. (a)(d)	36,368	1,354,344
Life Technologies Corp. (a)	14,000	454,720
Millipore Corp. (a)	10,700	614,287
QIAGEN NV (a)	72,496	1,157,036
Waters Corp. (a)	17,925	662,329
		4,626,520
PHARMACEUTICALS - 33.7%
Pharmaceuticals - 33.7%
Abbott Laboratories	28,702	1,369,085
Allergan, Inc.	58,682	2,802,652
Auxilium Pharmaceuticals, Inc. (a)	3,500	97,020
Bristol-Myers Squibb Co.	11,580	253,834
Cadence Pharmaceuticals, Inc. (a)(d)	18,012	168,953
Johnson & Johnson	28,391	1,493,367
Medicines Co. (a)	16,740	181,462
Merck & Co., Inc.	105,900	2,832,825
Merck KGaA (d)	4,400	388,967
Optimer Pharmaceuticals, Inc. (a)	10,600	139,814
Pfizer, Inc.	145,600	1,983,072
Roche Holding AG (participation certificate)	4,100	562,611
Schering-Plough Corp.	141,900	3,341,745
Teva Pharmaceutical Industries Ltd. sponsored ADR	13,221	595,606
Wyeth	70,833	3,048,652
XenoPort, Inc. (a)	9,700	187,792
		19,447,457
TOTAL COMMON STOCKS (Cost $61,715,446)		56,264,739
Convertible Preferred Stocks - 0.1%

PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
Mylan, Inc. 6.50% (Cost $60,032)	100	86,125
Nonconvertible Bonds - 0.2%
	Principal Amount	Value
PHARMACEUTICALS - 0.2%
Pharmaceuticals - 0.2%
Elan Finance PLC/Elan Finance Corp. 5.2344% 11/15/11 (e) (Cost $137,292)	$ 180,000	$ 145,800
Money Market Funds - 4.2%
	Shares
Fidelity Cash Central Fund, 0.52% (b)	1,265,853	1,265,853
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	1,138,784	1,138,784
TOTAL MONEY MARKET FUNDS (Cost $2,404,637)		2,404,637
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $64,317,407)	58,901,301
NET OTHER ASSETS - (2.1)%	(1,235,303)
NET ASSETS - 100%	$ 57,665,998
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,783 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc.: warrants 11/2/11	11/1/06	$ 1
warrants 8/2/12	8/1/07	$ 2
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,329
Fidelity Securities Lending Cash Central Fund	5,874
Total	$ 9,203
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 58,901,301	$ 58,637,593	$ 263,708	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $65,749,771. Net unrealized depreciation aggregated $6,848,470, of which $3,721,024 related to appreciated investment securities and $10,569,494 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Industrials Portfolio

March 31, 2009

1.814650.104

VCY-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
AEROSPACE & DEFENSE - 21.7%
Aerospace & Defense - 21.7%
Alliant Techsystems, Inc. (a)	2,600	$ 174,148
Goodrich Corp.	8,800	333,432
Honeywell International, Inc.	56,400	1,571,304
Lockheed Martin Corp.	14,300	987,129
Precision Castparts Corp.	7,800	467,220
Raytheon Co.	18,425	717,470
Stanley, Inc. (a)	3,200	81,248
The Boeing Co.	18,000	640,440
United Technologies Corp.	49,399	2,123,169
		7,095,560
AIR FREIGHT & LOGISTICS - 5.7%
Air Freight & Logistics - 5.7%
C.H. Robinson Worldwide, Inc.	9,200	419,612
FedEx Corp.	12,900	573,921
United Parcel Service, Inc. Class B	13,500	664,470
UTI Worldwide, Inc.	17,400	207,930
		1,865,933
AUTO COMPONENTS - 2.5%
Auto Parts & Equipment - 0.8%
Johnson Controls, Inc.	22,200	266,400
Tires & Rubber - 1.7%
The Goodyear Tire & Rubber Co. (a)	87,700	549,002
TOTAL AUTO COMPONENTS		815,402
BUILDING PRODUCTS - 1.9%
Building Products - 1.9%
Masco Corp.	77,320	539,694
Owens Corning (a)	8,400	75,936
		615,630
CHEMICALS - 1.6%
Specialty Chemicals - 1.6%
Albemarle Corp.	5,035	109,612
Nalco Holding Co.	18,500	241,795
W.R. Grace & Co. (a)	26,368	166,646
		518,053
COMMERCIAL SERVICES & SUPPLIES - 1.6%
Diversified Support Services - 0.5%
Cintas Corp.	6,500	160,680
Environmental & Facility Services - 0.7%
Republic Services, Inc.	12,844	220,275
Office Services & Supplies - 0.4%
United Stationers, Inc. (a)	4,968	139,501
TOTAL COMMERCIAL SERVICES & SUPPLIES		520,456

	Shares	Value
CONSTRUCTION MATERIALS - 0.3%
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	1,000	$ 79,300
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Brinks Home Security Holdings, Inc. (a)	7,625	172,325
ELECTRICAL EQUIPMENT - 10.5%
Electrical Components & Equipment - 9.9%
Acuity Brands, Inc.	11,358	256,009
AMETEK, Inc.	25,150	786,441
Cooper Industries Ltd. Class A	22,000	568,920
Emerson Electric Co.	16,600	474,428
Ener1, Inc. (a)(d)	20,732	107,184
Energy Conversion Devices, Inc. (a)	8,199	108,801
Regal-Beloit Corp.	10,866	332,934
Rockwell Automation, Inc.	20,600	449,904
Saft Groupe SA	5,917	159,531
		3,244,152
Heavy Electrical Equipment - 0.6%
Vestas Wind Systems AS (a)	4,158	182,424
TOTAL ELECTRICAL EQUIPMENT		3,426,576
ELECTRONIC EQUIPMENT & COMPONENTS - 0.5%
Electronic Equipment & Instruments - 0.5%
Itron, Inc. (a)(d)	3,200	151,520
HOUSEHOLD DURABLES - 0.3%
Homebuilding - 0.3%
Centex Corp.	12,400	93,000
INDUSTRIAL CONGLOMERATES - 15.0%
Industrial Conglomerates - 15.0%
3M Co.	18,600	924,792
General Electric Co.	260,419	2,632,835
Siemens AG sponsored ADR (d)	8,000	455,760
Textron, Inc.	29,000	166,460
Tyco International Ltd.	37,381	731,172
		4,911,019
IT SERVICES - 0.1%
IT Consulting & Other Services - 0.1%
NCI, Inc. Class A (a)	1,000	26,000
MACHINERY - 16.6%
Construction & Farm Machinery & Heavy Trucks - 10.1%
Cummins, Inc.	36,380	925,871
Deere & Co.	28,200	926,934
Navistar International Corp. (a)	16,586	554,968
PACCAR, Inc.	27,500	708,400
Toro Co. (d)	7,300	176,514
		3,292,687
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - 6.5%
Briggs & Stratton Corp.	5,400	$ 89,100
Danaher Corp.	23,900	1,295,858
Graco, Inc.	8,600	146,802
Ingersoll-Rand Co. Ltd. Class A	13,000	179,400
Parker Hannifin Corp.	12,600	428,148
		2,139,308
TOTAL MACHINERY		5,431,995
MARINE - 0.3%
Marine - 0.3%
Safe Bulkers, Inc.	9,500	30,020
Ultrapetrol (Bahamas) Ltd. (a)	29,902	80,735
		110,755
PAPER & FOREST PRODUCTS - 0.5%
Forest Products - 0.5%
Weyerhaeuser Co.	6,400	176,448
PROFESSIONAL SERVICES - 1.6%
Human Resource & Employment Services - 0.8%
Manpower, Inc.	8,300	261,699
Research & Consulting Services - 0.8%
Equifax, Inc.	11,200	273,840
TOTAL PROFESSIONAL SERVICES		535,539
ROAD & RAIL - 11.9%
Railroads - 8.5%
CSX Corp.	12,500	323,125
Genesee & Wyoming, Inc. Class A (a)	4,700	99,875
Kansas City Southern (a)	400	5,084
Norfolk Southern Corp.	19,890	671,288
Union Pacific Corp.	40,800	1,677,288
		2,776,660
Trucking - 3.4%
Con-way, Inc.	11,700	209,781
Heartland Express, Inc.	6,500	96,265
Landstar System, Inc.	3,100	103,757
Old Dominion Freight Lines, Inc. (a)	12,529	294,306
Ryder System, Inc.	13,922	394,132
		1,098,241
TOTAL ROAD & RAIL		3,874,901
TRADING COMPANIES & DISTRIBUTORS - 2.2%
Trading Companies & Distributors - 2.2%
Rush Enterprises, Inc. Class A (a)	44,849	400,053

	Shares	Value
W.W. Grainger, Inc.	3,600	$ 252,648
WESCO International, Inc. (a)	3,200	57,984
		710,685
TRANSPORTATION INFRASTRUCTURE - 1.0%
Marine Ports & Services - 1.0%
Aegean Marine Petroleum Network, Inc.	19,500	326,625
TOTAL COMMON STOCKS (Cost $45,210,925)		31,457,722
Nonconvertible Bonds - 0.0%
Principal Amount
AIRLINES - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $10,459)	$ 540,000	5,400
Money Market Funds - 6.0%
	Shares
Fidelity Cash Central Fund, 0.52% (b)	1,125,789	1,125,789
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	835,750	835,750
TOTAL MONEY MARKET FUNDS (Cost $1,961,539)		1,961,539
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.16%, dated 3/31/09 due 4/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $29,000)	$ 29,000	29,000
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $47,211,923)	33,453,661
NET OTHER ASSETS - (2.4)%	(778,868)
NET ASSETS - 100%	$ 32,674,793
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$29,000 due 4/01/09 at 0.16%
Barclays Capital, Inc.	$ 4,214
Deutsche Bank Securities, Inc.	6,392
J.P. Morgan Securities, Inc.	17,383
UBS Securities LLC	1,011
$ 29,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,694
Fidelity Securities Lending Cash Central Fund	5,738
Total	$ 7,432
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 33,453,661	$ 33,419,261	$ 29,000	$ 5,400
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(251)
Cost of Purchases	(5,149)
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	10,800
$ 5,400

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $48,994,162. Net unrealized depreciation aggregated $15,540,501, of which $835,470 related to appreciated investment securities and $16,375,971 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
International Capital Appreciation Portfolio

March 31, 2009

1.814640.104

VIPCAP-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Australia - 1.5%
CSL Ltd.	6,682	$ 150,957
Woolworths Ltd.	7,678	133,235
TOTAL AUSTRALIA		284,192
Austria - 1.0%
Erste Bank AG (d)	5,300	89,750
OMV AG	3,300	110,449
TOTAL AUSTRIA		200,199
Belgium - 1.4%
Anheuser-Busch InBev NV	10,100	278,280
Bermuda - 0.6%
Vostok Nafta Investment Ltd. (depositary receipt) (a)	55,900	124,421
Brazil - 2.4%
Companhia Vale do Rio Doce (PN-A) sponsored ADR	18,700	210,936
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	10,800	264,600
TOTAL BRAZIL		475,536
Canada - 5.9%
Addax Petroleum, Inc.	5,300	114,792
Agnico-Eagle Mines Ltd.	3,400	195,484
Canadian Natural Resources Ltd.	6,100	236,702
Goldcorp, Inc.	6,900	232,327
Research In Motion Ltd. (a)	3,300	142,131
Suncor Energy, Inc.	10,700	238,881
TOTAL CANADA		1,160,317
Cayman Islands - 1.6%
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	26,800	313,292
Denmark - 1.6%
Novo Nordisk AS Series B	4,400	210,697
Vestas Wind Systems AS (a)	2,500	109,682
TOTAL DENMARK		320,379
France - 10.7%
AXA SA sponsored ADR	12,800	153,344
BNP Paribas SA	6,500	268,658
Bouygues SA	4,500	160,892
Iliad Group SA	1,100	102,560
Pernod Ricard SA	2,200	122,648
Renault SA	6,700	137,795
Saft Groupe SA	6,100	164,465
Sanofi-Aventis sponsored ADR	10,777	301,002
Societe Generale Series A	6,000	235,083
Total SA sponsored ADR	6,500	318,890
Unibail-Rodamco	900	127,459
TOTAL FRANCE		2,092,796

	Shares	Value
Germany - 2.4%
E.ON AG	8,900	$ 247,167
Metro AG	3,200	105,614
Q-Cells SE (a)(d)	6,300	122,833
TOTAL GERMANY		475,614
Greece - 1.5%
Public Power Corp. of Greece	16,400	296,231
Hong Kong - 1.3%
CNOOC Ltd.	253,000	254,234
India - 1.3%
Bharti Airtel Ltd. (a)	8,278	102,456
Reliance Industries Ltd.	5,068	152,699
Rural Electrification Corp. Ltd.	3,032	5,748
TOTAL INDIA		260,903
Ireland - 1.3%
CRH PLC sponsored ADR (d)	11,200	243,488
Israel - 1.8%
Teva Pharmaceutical Industries Ltd. sponsored ADR	7,700	346,885
Italy - 1.7%
Intesa Sanpaolo SpA	58,200	160,201
UniCredit SpA	99,800	164,626
TOTAL ITALY		324,827
Japan - 13.1%
Canon, Inc. sponsored ADR	5,900	171,277
East Japan Railway Co.	3,800	198,080
Honda Motor Co. Ltd. sponsored ADR	7,400	175,380
Japan Retail Fund Investment Corp.	39	149,365
Konica Minolta Holdings, Inc.	12,500	108,941
Mitsubishi Corp.	9,400	124,594
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	42,921	211,171
Mitsui & Co. Ltd.	24,000	244,458
NGK Insulators Ltd.	9,000	140,744
Nomura Holdings, Inc.	26,000	131,878
NTT DoCoMo, Inc. sponsored ADR (d)	10,200	139,230
Ricoh Co. Ltd.	9,000	108,811
SHIMANO, Inc.	3,100	94,364
Sony Corp. sponsored ADR	7,200	148,536
Sumitomo Mitsui Financial Group, Inc.	4,000	140,824
Toyota Motor Corp. sponsored ADR	4,200	265,860
TOTAL JAPAN		2,553,513
Luxembourg - 1.5%
ArcelorMittal SA (NY Shares) Class A	6,700	134,268
SES SA FDR (France) unit	7,900	150,881
TOTAL LUXEMBOURG		285,149
Common Stocks - continued
	Shares	Value
Netherlands - 1.7%
Gemalto NV (a)	4,900	$ 139,921
Koninklijke Ahold NV	17,200	188,465
TOTAL NETHERLANDS		328,386
Norway - 2.3%
DnB Nor ASA	26,000	117,016
Renewable Energy Corp. AS (a)(d)	26,600	230,726
Telenor ASA	19,100	109,406
TOTAL NORWAY		457,148
Russia - 1.2%
OJSC Oil Company Rosneft GDR (Reg. S)	28,600	122,694
Vimpel Communications sponsored ADR	17,600	115,104
TOTAL RUSSIA		237,798
Singapore - 0.6%
Olam International Ltd.	118,000	113,668
South Africa - 1.1%
MTN Group Ltd.	19,800	219,420
Spain - 4.7%
Gas Natural SDG SA Series E	7,500	102,500
Grifols SA	6,839	98,553
Grupo Acciona SA	900	92,579
Iberdrola SA	21,900	153,577
Telefonica SA	23,800	474,443
TOTAL SPAIN		921,652
Switzerland - 5.1%
Credit Suisse Group sponsored ADR	8,100	246,969
Nestle SA (Reg.)	16,070	543,243
UBS AG (NY Shares)	20,900	197,087
TOTAL SWITZERLAND		987,299
Taiwan - 1.5%
HTC Corp.	10,000	122,882
Taiwan Semiconductor Manufacturing Co. Ltd.	117,000	177,215
TOTAL TAIWAN		300,097
United Kingdom - 17.0%
AstraZeneca PLC sponsored ADR	5,900	209,155
Barclays PLC Sponsored ADR (d)	20,900	177,650
BG Group PLC	19,500	295,174
Cairn Energy PLC (a)	5,700	177,879
HSBC Holdings PLC sponsored ADR (d)	11,100	313,242
Imperial Tobacco Group PLC	8,700	195,605
Informa PLC	32,200	121,276
Man Group PLC	70,150	219,923
Reckitt Benckiser Group PLC	5,300	199,160
Rio Tinto PLC (Reg.)	10,200	342,485
Standard Chartered PLC (United Kingdom)	19,800	246,164

	Shares	Value
Vedanta Resources PLC	11,500	$ 111,459
Vodafone Group PLC sponsored ADR	21,000	365,820
Xstrata PLC	50,800	340,204
TOTAL UNITED KINGDOM		3,315,196
United States of America - 8.5%
Bank of America Corp.	26,200	178,684
Centex Corp.	11,600	87,000
D.R. Horton, Inc.	19,900	193,030
First Solar, Inc. (a)	800	106,160
Goldman Sachs Group, Inc.	1,800	190,836
JPMorgan Chase & Co.	3,700	98,346
Meritage Homes Corp. (a)	20,296	231,780
Morgan Stanley	7,700	175,329
NYSE Euronext	5,200	93,080
PNC Financial Services Group, Inc.	3,200	93,728
Sunpower Corp. Class A (a)(d)	3,300	78,474
Wells Fargo & Co.	9,600	136,704
TOTAL UNITED STATES OF AMERICA		1,663,151
TOTAL COMMON STOCKS (Cost $20,811,715)		18,834,071
Nonconvertible Preferred Stocks - 0.7%

Italy - 0.7%
Fiat SpA (Risparmio Shares) (Cost $133,701)	28,300	138,413
Money Market Funds - 10.8%

Fidelity Cash Central Fund, 0.52% (b)	527,958	527,958
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	1,582,570	1,582,570
TOTAL MONEY MARKET FUNDS (Cost $2,110,528)		2,110,528
TOTAL INVESTMENT PORTFOLIO - 107.8% (Cost $23,055,944)	21,083,012
NET OTHER ASSETS - (7.8)%	(1,532,354)
NET ASSETS - 100%	$ 19,550,658
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 615
Fidelity Securities Lending Cash Central Fund	19,736
Total	$ 20,351
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 21,083,012	$ 17,911,028	$ 3,171,984	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 561,490
Total Realized Gain (Loss)	(101,062)
Total Unrealized Gain (Loss)	(67,987)
Cost of Purchases	98,504
Proceeds of Sales	(152,041)
Amortization/Accretion	-
Transfer in/out of Level 3	(338,904)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $24,473,890. Net unrealized depreciation aggregated $3,390,878, of which $1,791,423 related to appreciated investment securities and $5,182,301 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Materials Portfolio

March 31, 2009

1.856923.101

VMATP-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
BUILDING PRODUCTS - 1.4%
Building Products - 1.4%
Masco Corp.	37,200	$ 259,656
CHEMICALS - 54.0%
Commodity Chemicals - 2.8%
Celanese Corp. Class A	39,500	528,115
Diversified Chemicals - 10.2%
Ashland, Inc.	1,400	14,462
Cabot Corp.	4,000	42,040
E.I. du Pont de Nemours & Co.	57,451	1,282,881
FMC Corp.	11,200	483,168
Solutia, Inc. (a)	59,500	111,265
		1,933,816
Fertilizers & Agricultural Chemicals - 20.4%
CF Industries Holdings, Inc.	4,600	327,198
Monsanto Co.	33,924	2,819,085
Terra Industries, Inc.	10,900	306,181
The Mosaic Co.	9,500	398,810
		3,851,274
Industrial Gases - 9.7%
Air Products & Chemicals, Inc.	14,700	826,875
Airgas, Inc.	9,500	321,195
Praxair, Inc.	10,300	693,087
		1,841,157
Specialty Chemicals - 10.9%
Albemarle Corp.	20,335	442,693
Cytec Industries, Inc.	8,700	130,674
H.B. Fuller Co.	3,800	49,400
Lubrizol Corp.	12,206	415,126
Nalco Holding Co.	21,300	278,391
OMNOVA Solutions, Inc. (a)	24,437	42,520
Rockwood Holdings, Inc. (a)	21,750	172,695
Valspar Corp.	10,800	215,676
W.R. Grace & Co. (a)	49,400	312,208
		2,059,383
TOTAL CHEMICALS		10,213,745
CONSTRUCTION MATERIALS - 2.7%
Construction Materials - 2.7%
Eagle Materials, Inc.	4,600	111,550
Martin Marietta Materials, Inc.	5,000	396,500
		508,050
CONTAINERS & PACKAGING - 10.3%
Metal & Glass Containers - 6.1%
Ball Corp.	7,200	312,480
Crown Holdings, Inc. (a)	14,029	318,879
Greif, Inc. Class A	5,000	166,450

	Shares	Value
Owens-Illinois, Inc. (a)	15,200	$ 219,488
Pactiv Corp. (a)	8,600	125,474
		1,142,771
Paper Packaging - 4.2%
Packaging Corp. of America	13,600	177,072
Rock-Tenn Co. Class A	7,336	198,439
Sealed Air Corp.	15,600	215,280
Temple-Inland, Inc.	38,574	207,142
		797,933
TOTAL CONTAINERS & PACKAGING		1,940,704
HOUSEHOLD DURABLES - 0.4%
Homebuilding - 0.4%
Centex Corp.	10,000	75,000
MACHINERY - 0.5%
Construction & Farm Machinery & Heavy Trucks - 0.5%
Deere & Co.	2,970	97,624
MARINE - 0.4%
Marine - 0.4%
Ultrapetrol (Bahamas) Ltd. (a)	30,400	82,080
METALS & MINING - 20.3%
Diversified Metals & Mining - 6.1%
BHP Billiton PLC	7,000	139,104
Freeport-McMoRan Copper & Gold, Inc. Class B	26,800	1,021,348
		1,160,452
Gold - 7.9%
Newmont Mining Corp.	25,000	1,119,000
Randgold Resources Ltd. sponsored ADR	3,485	189,410
Yamana Gold, Inc.	19,400	181,156
		1,489,566
Precious Metals & Minerals - 0.5%
Impala Platinum Holdings Ltd.	6,313	105,439
Steel - 5.8%
AK Steel Holding Corp.	13,200	93,984
ArcelorMittal SA (NY Shares) Class A	7,100	142,284
Cliffs Natural Resources, Inc.	5,100	92,616
Commercial Metals Co.	20,200	233,310
Reliance Steel & Aluminum Co.	10,500	276,465
Steel Dynamics, Inc.	28,500	251,085
		1,089,744
TOTAL METALS & MINING		3,845,201
OIL, GAS & CONSUMABLE FUELS - 0.8%
Coal & Consumable Fuels - 0.8%
Foundation Coal Holdings, Inc.	3,800	54,530
Massey Energy Co.	10,000	101,200
		155,730
Common Stocks - continued
	Shares	Value
PAPER & FOREST PRODUCTS - 2.7%
Forest Products - 2.7%
Weyerhaeuser Co.	18,400	$ 507,288
TRANSPORTATION INFRASTRUCTURE - 0.9%
Marine Ports & Services - 0.9%
Aegean Marine Petroleum Network, Inc.	10,400	174,200
TOTAL COMMON STOCKS (Cost $26,889,796)		17,859,278
Convertible Preferred Stocks - 0.6%

METALS & MINING - 0.6%
Diversified Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc. 6.75% (Cost $91,824)	1,700	109,602
Floating Rate Loans - 0.4%
Principal Amount
MATERIALS - 0.4%
Chemicals - 0.4%
Celanese Holding LLC term loan 2.935% 4/2/14 (c) (Cost $77,958)	$ 100,765	85,650
Money Market Funds - 6.0%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (b) (Cost $1,126,554)	1,126,554	$ 1,126,554
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $28,186,132)	19,181,084
NET OTHER ASSETS - (1.4)%	(261,809)
NET ASSETS - 100%	$ 18,919,275
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 967
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 19,181,084	$ 18,985,832	$ 195,252	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $29,050,185. Net unrealized depreciation aggregated $9,869,101, of which $1,140,203 related to appreciated investment securities and $11,009,304 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Real Estate Portfolio

March 31, 2009

1.799880.105

VIPRE-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 1.0%
Health Care Facilities - 1.0%
Capital Senior Living Corp. (a)	4,900	$ 11,956
Emeritus Corp. (a)	55,411	363,496
TOTAL HEALTH CARE FACILITIES		375,452
HOTELS, RESTAURANTS & LEISURE - 0.4%
Hotels, Resorts & Cruise Lines - 0.4%
Gaylord Entertainment Co. (a)	17,100	142,443
HOUSEHOLD DURABLES - 0.9%
Homebuilding - 0.9%
Centex Corp.	8,800	66,000
D.R. Horton, Inc.	5,000	48,500
Meritage Homes Corp. (a)	5,000	57,100
Pulte Homes, Inc.	15,900	173,787
TOTAL HOMEBUILDING		345,387
REAL ESTATE INVESTMENT TRUSTS - 90.5%
REITs - Apartments - 16.6%
American Campus Communities, Inc.	20,800	361,088
Apartment Investment & Management Co. Class A	106,995	586,333
AvalonBay Communities, Inc.	22,924	1,078,803
Camden Property Trust (SBI)	55,200	1,191,216
Equity Residential (SBI)	89,800	1,647,830
Home Properties, Inc.	35,300	1,081,945
UDR, Inc.	51,700	445,137
TOTAL REITS - APARTMENTS		6,392,352
REITs - Factory Outlets - 1.8%
Tanger Factory Outlet Centers, Inc.	23,000	709,780
REITs - Health Care Facilities - 12.7%
HCP, Inc.	67,000	1,195,950
Healthcare Realty Trust, Inc.	87,400	1,310,126
Omega Healthcare Investors, Inc.	19,300	271,744
Ventas, Inc.	92,800	2,098,208
TOTAL REITS - HEALTH CARE FACILITIES		4,876,028
REITs - Hotels - 4.1%
DiamondRock Hospitality Co.	165,100	662,051
Host Hotels & Resorts, Inc.	44,747	175,408
Sunstone Hotel Investors, Inc.	276,859	728,139
TOTAL REITS - HOTELS		1,565,598
REITs - Industrial Buildings - 11.6%
Duke Realty LP	120,100	660,550

	Shares	Value
ProLogis Trust	185,316	$ 1,204,554
Public Storage	47,040	2,598,960
TOTAL REITS - INDUSTRIAL BUILDINGS		4,464,064
REITs - Malls - 10.4%
Simon Property Group, Inc.	103,483	3,584,652
The Macerich Co.	67,400	421,924
TOTAL REITS - MALLS		4,006,576
REITs - Management/Investment - 4.8%
Digital Realty Trust, Inc.	55,600	1,844,808
REITs - Office Buildings - 16.6%
Alexandria Real Estate Equities, Inc.	31,300	1,139,320
Boston Properties, Inc.	29,300	1,026,379
Corporate Office Properties Trust (SBI)	51,900	1,288,677
Highwoods Properties, Inc. (SBI)	90,600	1,940,652
Kilroy Realty Corp.	16,000	275,040
SL Green Realty Corp.	64,400	695,520
TOTAL REITS - OFFICE BUILDINGS		6,365,588
REITs - Shopping Centers - 11.9%
Developers Diversified Realty Corp.	168,700	359,331
Inland Real Estate Corp.	124,900	885,541
Kimco Realty Corp.	29,715	226,428
Ramco-Gershenson Properties Trust (SBI)	18,000	116,100
Regency Centers Corp.	42,200	1,121,254
Vornado Realty Trust	56,627	1,882,281
TOTAL REITS - SHOPPING CENTERS		4,590,935
TOTAL REAL ESTATE INVESTMENT TRUSTS		34,815,729
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.3%
Real Estate Operating Companies - 2.2%
Brookfield Properties Corp.	146,350	840,050
Real Estate Services - 1.1%
CB Richard Ellis Group, Inc. Class A (a)	111,828	450,667
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		1,290,717
TOTAL COMMON STOCKS (Cost $72,769,470)		36,969,728
Money Market Funds - 4.5%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (b) (Cost $1,730,548)	1,730,548	$ 1,730,548
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $74,500,018)	38,700,276
NET OTHER ASSETS - (0.6)%	(239,083)
NET ASSETS - 100%	$ 38,461,193
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,034
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 38,700,276	$ 38,700,276	$ -	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $81,021,569. Net unrealized depreciation aggregated $42,321,293, of which $543,212 related to appreciated investment securities and $42,864,505 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Technology Portfolio

March 31, 2009

1.814636.104

VTC-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 12.8%
Communications Equipment - 12.8%
ADC Telecommunications, Inc. (a)	27,201	$ 119,412
ADVA AG Optical Networking (a)	58,503	82,363
Alcatel-Lucent SA sponsored ADR (a)	1,700	3,162
Aruba Networks, Inc. (a)	900	2,826
AudioCodes Ltd. (a)	35,479	41,156
Balda AG (a)	15,400	10,840
Brocade Communications Systems, Inc. (a)	33,500	115,575
Ciena Corp. (a)	12,100	94,138
Cisco Systems, Inc. (a)	6,700	112,359
Cogo Group, Inc. (a)	2,905	19,405
CommScope, Inc. (a)	7,800	88,608
Comverse Technology, Inc. (a)	31,170	178,916
Delta Networks, Inc.	181,000	40,869
F5 Networks, Inc. (a)	8,418	176,357
Infinera Corp. (a)	14,400	106,560
Juniper Networks, Inc. (a)	9,800	147,588
Motorola, Inc.	42,200	178,506
Nice Systems Ltd. sponsored ADR (a)	1,000	24,860
Palm, Inc. (a)(d)	15,300	131,886
Powerwave Technologies, Inc. (a)	71,600	42,530
QUALCOMM, Inc.	66,200	2,575,842
Research In Motion Ltd. (a)	5,000	215,350
Sandvine Corp. (a)	185,700	110,496
Sandvine Corp. (U.K.) (a)	100,288	56,838
Sonus Networks, Inc. (a)	20,200	31,714
Starent Networks Corp. (a)	68,488	1,082,795
		5,790,951
COMPUTERS & PERIPHERALS - 16.1%
Computer Hardware - 13.9%
3PAR, Inc. (a)	800	5,256
Apple, Inc. (a)	19,645	2,065,082
Dell, Inc. (a)	58,300	552,684
Hewlett-Packard Co.	101,300	3,247,678
NCR Corp. (a)	11,700	93,015
Stratasys, Inc. (a)	13,110	108,420
Sun Microsystems, Inc. (a)	25,574	187,202
		6,259,337
Computer Storage & Peripherals - 2.2%
Chicony Electronics Co. Ltd.	39,610	50,775
Data Domain, Inc. (a)	300	3,771
EMC Corp. (a)	28,000	319,200
NetApp, Inc. (a)	5,400	80,136
Quanta Storage, Inc.	9,000	7,665
Seagate Technology	75,200	451,952
Synaptics, Inc. (a)	3,500	93,660
		1,007,159
TOTAL COMPUTERS & PERIPHERALS		7,266,496

	Shares	Value
CONSTRUCTION & ENGINEERING - 0.1%
Construction & Engineering - 0.1%
Dycom Industries, Inc. (a)	4,800	$ 27,792
MasTec, Inc. (a)	1,700	20,553
		48,345
DIVERSIFIED CONSUMER SERVICES - 0.0%
Education Services - 0.0%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	100	5,025
ELECTRICAL EQUIPMENT - 1.1%
Electrical Components & Equipment - 1.1%
centrotherm photovoltaics AG (a)	200	5,153
Energy Conversion Devices, Inc. (a)(d)	2,500	33,175
First Solar, Inc. (a)	586	77,762
General Cable Corp. (a)(d)	8,600	170,452
JA Solar Holdings Co. Ltd. ADR (a)	9,900	33,363
Neo-Neon Holdings Ltd.	255,000	45,733
Q-Cells SE (a)	200	3,899
Roth & Rau AG	200	3,804
Sunpower Corp. Class B (a)	2,342	46,372
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	4,100	47,929
Yingli Green Energy Holding Co. Ltd. ADR (a)	2,300	13,846
		481,488
ELECTRONIC EQUIPMENT & COMPONENTS - 5.8%
Electronic Components - 1.0%
Amphenol Corp. Class A	6,800	193,732
AVX Corp.	2,400	21,792
DTS, Inc. (a)	2,200	52,932
Everlight Electronics Co. Ltd.	70,219	129,119
Vishay Intertechnology, Inc. (a)	13,800	48,024
		445,599
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	300	4,611
China Security & Surveillance Technology, Inc. (a)(d)	35,385	135,878
Chroma ATE, Inc.	153,684	112,087
Comverge, Inc. (a)	1,211	8,416
Coretronic Corp.	35,700	21,356
FLIR Systems, Inc. (a)	2,700	55,296
National Instruments Corp.	2,200	41,030
		378,674
Electronic Manufacturing Services - 1.4%
Flextronics International Ltd. (a)	79,900	230,911
Jabil Circuit, Inc.	6,800	37,808
Ju Teng International Holdings Ltd. (a)	172,000	51,708
Molex, Inc.	3,700	50,838
Multi-Fineline Electronix, Inc. (a)	3,211	54,073
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Manufacturing Services - continued
Trimble Navigation Ltd. (a)	8,200	$ 125,296
Tyco Electronics Ltd.	6,000	66,240
		616,874
Technology Distributors - 2.6%
Anixter International, Inc. (a)	1,500	47,520
Arrow Electronics, Inc. (a)	7,500	142,950
Avnet, Inc. (a)	15,300	267,903
Brightpoint, Inc. (a)	5,100	21,828
Digital China Holdings Ltd. (H Shares)	286,000	119,559
Ingram Micro, Inc. Class A (a)	24,300	307,152
Synnex Technology International Corp.	54,000	68,186
Tech Data Corp. (a)	2,100	45,738
WPG Holding Co. Ltd.	275,000	177,877
		1,198,713
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		2,639,860
HEALTH CARE EQUIPMENT & SUPPLIES - 1.3%
Health Care Equipment - 0.9%
China Medical Technologies, Inc. sponsored ADR (d)	8,900	122,553
Golden Meditech Co. Ltd. (a)	262,000	38,537
I-Flow Corp. (a)	9,390	34,274
Mingyuan Medicare Development Co. Ltd.	3,700,000	221,987
		417,351
Health Care Supplies - 0.4%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	92,000	163,810
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		581,161
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
athenahealth, Inc. (a)	100	2,411
HOTELS, RESTAURANTS & LEISURE - 0.0%
Hotels, Resorts & Cruise Lines - 0.0%
Ctrip.com International Ltd. sponsored ADR	700	19,180
INTERNET & CATALOG RETAIL - 1.2%
Internet Retail - 1.2%
Amazon.com, Inc. (a)	2,400	176,256
Expedia, Inc. (a)	16,440	149,275
Priceline.com, Inc. (a)(d)	2,888	227,517
		553,048
INTERNET SOFTWARE & SERVICES - 7.4%
Internet Software & Services - 7.4%
Akamai Technologies, Inc. (a)	2,500	48,500
Baidu.com, Inc. sponsored ADR (a)	1,500	264,900

	Shares	Value
comScore, Inc. (a)	2,200	$ 26,598
Constant Contact, Inc. (a)	1,076	15,053
DealerTrack Holdings, Inc. (a)	1,500	19,650
eBay, Inc. (a)	16,500	207,240
Equinix, Inc. (a)	4,000	224,600
Google, Inc. Class A (sub. vtg.) (a)	4,900	1,705,494
NetEase.com, Inc. sponsored ADR (a)	3,800	102,030
Omniture, Inc. (a)	400	5,276
Rackspace Hosting, Inc.	3,109	23,286
SAVVIS, Inc.	1,000	6,190
Sohu.com, Inc. (a)(d)	7,900	326,349
Switch & Data Facilities Co., Inc. (a)	1,500	13,155
Tencent Holdings Ltd.	18,000	133,308
VeriSign, Inc. (a)	2,000	37,740
Vocus, Inc. (a)	1,300	17,277
Yahoo!, Inc. (a)	12,500	160,125
		3,336,771
IT SERVICES - 4.4%
Data Processing & Outsourced Services - 3.0%
CyberSource Corp. (a)	3,805	56,352
Lender Processing Services, Inc.	5,700	174,477
MasterCard, Inc. Class A	1,300	217,724
Visa, Inc.	16,700	928,520
		1,377,073
IT Consulting & Other Services - 1.4%
CACI International, Inc. Class A (a)	500	18,245
China Information Security Technology, Inc. (a)	1,083	3,422
Cognizant Technology Solutions Corp. Class A (a)	2,200	45,738
SAIC, Inc. (a)	4,100	76,547
Satyam Computer Services Ltd. sponsored ADR (d)	1,400	2,198
Yucheng Technologies Ltd. (a)	76,600	487,942
		634,092
TOTAL IT SERVICES		2,011,165
MACHINERY - 0.4%
Industrial Machinery - 0.4%
Meyer Burger Technology AG (a)	30	3,073
Shin Zu Shing Co. Ltd.	52,368	182,096
		185,169
MEDIA - 2.0%
Advertising - 1.9%
AirMedia Group, Inc. ADR (a)	16,200	67,878
Focus Media Holding Ltd. ADR (a)(d)	31,800	216,240
VisionChina Media, Inc. ADR (a)(d)	85,000	548,250
		832,368
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Cable & Satellite - 0.1%
Virgin Media, Inc.	12,700	$ 60,960
TOTAL MEDIA		893,328
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	700	1,416
OFFICE ELECTRONICS - 0.1%
Office Electronics - 0.1%
Xerox Corp.	4,600	20,930
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 24.7%
Semiconductor Equipment - 8.3%
Aixtron AG	8,600	44,432
Amkor Technology, Inc. (a)	107,600	288,368
Applied Materials, Inc.	8,500	91,375
ASML Holding NV (NY Shares) (d)	48,500	849,235
Cymer, Inc. (a)	30,700	683,382
FormFactor, Inc. (a)	6,700	120,734
Global Unichip Corp.	10,689	46,933
Inotera Memories, Inc. (a)	165,000	65,397
Lam Research Corp. (a)	12,700	289,179
LTX-Credence Corp. (a)	55,615	15,572
MEMC Electronic Materials, Inc. (a)	10,000	164,900
Photronics, Inc. (a)	9,700	9,312
Tessera Technologies, Inc. (a)	43,700	584,269
Varian Semiconductor Equipment Associates, Inc. (a)	17,400	376,884
Verigy Ltd. (a)	17,200	141,900
		3,771,872
Semiconductors - 16.4%
Advanced Micro Devices, Inc. (a)	42,200	128,710
Advanced Semiconductor Engineering, Inc. sponsored ADR	89,720	225,197
ANADIGICS, Inc. (a)	3,800	7,866
Analog Devices, Inc.	4,000	77,080
ARM Holdings PLC sponsored ADR	48,600	214,812
Atheros Communications, Inc. (a)	5,800	85,028
Atmel Corp. (a)	110,000	399,300
AuthenTec, Inc. (a)	5,400	7,992
Cavium Networks, Inc. (a)	47,291	545,738
Cree, Inc. (a)(d)	11,950	281,184
CSR PLC (a)(d)	13,200	46,401
Cypress Semiconductor Corp. (a)	33,100	224,087
Diodes, Inc. (a)	2,700	28,647
Elan Microelectronics Corp.	20,000	18,270
ENE Technology, Inc.	7,362	8,916
Epistar Corp.	109,000	163,813
Fairchild Semiconductor International, Inc. (a)	63,100	235,363
Hynix Semiconductor, Inc. (a)	2,760	25,016

	Shares	Value
Infineon Technologies AG sponsored ADR (a)	22,500	$ 25,425
Integrated Device Technology, Inc. (a)	2,100	9,555
Intel Corp.	300	4,515
International Rectifier Corp. (a)	23,100	312,081
Intersil Corp. Class A	11,500	132,250
Kinsus Interconnect Technology Corp.	27,000	34,173
LSI Corp. (a)	40,100	121,904
Marvell Technology Group Ltd. (a)	53,500	490,060
MediaTek, Inc.	5,000	47,002
Micrel, Inc.	5,400	38,016
Microchip Technology, Inc.	4,100	86,879
Micron Technology, Inc. (a)	176,700	717,402
Microsemi Corp. (a)	3,500	40,600
Monolithic Power Systems, Inc. (a)	9,900	153,450
MoSys, Inc. (a)	3,300	6,270
National Semiconductor Corp.	32,300	331,721
Netlogic Microsystems, Inc. (a)	4,900	134,652
NVIDIA Corp. (a)	30,900	304,674
O2Micro International Ltd. sponsored ADR (a)	2,200	7,524
Omnivision Technologies, Inc. (a)	15,400	103,488
PMC-Sierra, Inc. (a)	35,400	225,852
Power Integrations, Inc.	2,000	34,400
Powertech Technology, Inc.	29,000	52,300
RF Micro Devices, Inc. (a)	101,300	134,729
Samsung Electronics Co. Ltd.	637	264,944
Semtech Corp. (a)	1,100	14,685
Silicon Image, Inc. (a)	11,200	26,880
Silicon Laboratories, Inc. (a)	1,700	44,880
Siliconware Precision Industries Co. Ltd. sponsored ADR	6,000	34,800
SiRF Technology Holdings, Inc. (a)	55,869	128,499
Skyworks Solutions, Inc. (a)	32,500	261,950
Standard Microsystems Corp. (a)	9,200	171,120
Supertex, Inc. (a)	1,000	23,100
Taiwan Semiconductor Manufacturing Co. Ltd.	76,000	115,114
TriQuint Semiconductor, Inc. (a)	13,100	32,357
Volterra Semiconductor Corp. (a)	2,000	16,880
		7,407,551
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		11,179,423
SOFTWARE - 17.0%
Application Software - 6.4%
Amdocs Ltd. (a)	4,400	81,488
Ansys, Inc. (a)	700	17,570
Autodesk, Inc. (a)	200	3,362
Autonomy Corp. PLC (a)	11,300	211,583
Blackboard, Inc. (a)	2,500	79,350
Cadence Design Systems, Inc. (a)	146,900	616,980
Callidus Software, Inc. (a)	14,090	40,861
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Citrix Systems, Inc. (a)	10,400	$ 235,456
Concur Technologies, Inc. (a)	4,900	94,031
Epicor Software Corp. (a)	3,800	14,478
Informatica Corp. (a)	6,100	80,886
Kingdee International Software Group Co. Ltd.	438,000	56,513
Longtop Financial Technologies Ltd. ADR (a)	5,500	116,765
Parametric Technology Corp. (a)	2,400	23,952
Salesforce.com, Inc. (a)	13,300	435,309
Smith Micro Software, Inc. (a)	24,700	129,181
SuccessFactors, Inc. (a)	28,100	214,403
Synchronoss Technologies, Inc. (a)	15,352	188,216
Synopsys, Inc. (a)	200	4,146
TIBCO Software, Inc. (a)	4,400	25,828
Ulticom, Inc. (a)	38,693	193,465
		2,863,823
Home Entertainment Software - 3.1%
Activision Blizzard, Inc. (a)	1,800	18,828
Electronic Arts, Inc. (a)	28,500	518,415
Gameloft (a)	32,800	71,444
Kingsoft Corp. Ltd.	58,000	24,172
Nintendo Co. Ltd.	1,200	350,400
Perfect World Co. Ltd. sponsored ADR Class B (a)	25,600	359,680
Take-Two Interactive Software, Inc.	6,200	51,770
THQ, Inc. (a)	5,900	17,936
		1,412,645
Systems Software - 7.5%
Ariba, Inc. (a)	6,892	60,167
BMC Software, Inc. (a)	8,200	270,600
CA, Inc.	1,100	19,371
Check Point Software Technologies Ltd. (a)	200	4,442
CommVault Systems, Inc. (a)	6,100	66,917
Insyde Software Corp.	78,406	217,416
Macrovision Solutions Corp. (a)	19	338
McAfee, Inc. (a)	700	23,450
Microsoft Corp.	120,000	2,204,400
Oracle Corp.	6,200	112,034
Phoenix Technologies Ltd. (a)	4,000	6,480
Red Hat, Inc. (a)	14,800	264,032
Symantec Corp. (a)	5,400	80,676
VMware, Inc. Class A (a)	3,000	70,860
		3,401,183
TOTAL SOFTWARE		7,677,651

	Shares	Value
SPECIALTY RETAIL - 0.1%
Computer & Electronics Retail - 0.1%
The Game Group PLC	20,100	$ 43,476
WIRELESS TELECOMMUNICATION SERVICES - 1.4%
Wireless Telecommunication Services - 1.4%
American Tower Corp. Class A (a)	7,000	213,010
Crown Castle International Corp. (a)	1,000	20,410
SBA Communications Corp. Class A (a)	17,300	403,090
		636,510
TOTAL COMMON STOCKS (Cost $52,909,279)		43,373,804
Convertible Bonds - 1.0%
	Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13	$ 150,000	88,650
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
Semiconductors - 0.8%
Advanced Micro Devices, Inc. 5.75% 8/15/12	840,000	371,700
TOTAL CONVERTIBLE BONDS (Cost $814,274)		460,350
Money Market Funds - 8.4%
	Shares
Fidelity Cash Central Fund, 0.52% (b)	1,740,071	1,740,071
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	2,053,800	2,053,800
TOTAL MONEY MARKET FUNDS (Cost $3,793,871)		3,793,871
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $57,517,424)	47,628,025
NET OTHER ASSETS - (5.3)%	(2,380,869)
NET ASSETS - 100%	$ 45,247,156
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,845
Fidelity Securities Lending Cash Central Fund	8,730
Total	$ 10,575
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 47,628,025	$ 46,527,315	$ 1,100,710	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $58,568,896. Net unrealized depreciation aggregated $10,940,871, of which $3,273,054 related to appreciated investment securities and $14,213,925 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Telecommunications Portfolio

March 31, 2009

1.856921.101

VTELP-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 4.0%
Communications Equipment - 4.0%
Aruba Networks, Inc. (a)	5	$ 16
Infinera Corp. (a)	1,400	10,360
Nortel Networks Corp. (a)	100	22
Sandvine Corp. (a)	100	60
Sonus Networks, Inc. (a)	900	1,413
Starent Networks Corp. (a)	11,988	189,530
		201,401
DIVERSIFIED TELECOMMUNICATION SERVICES - 56.0%
Alternative Carriers - 7.7%
Cable & Wireless PLC	309	618
Cogent Communications Group, Inc. (a)	1,306	9,403
Global Crossing Ltd. (a)	35,942	251,594
Iliad Group SA	10	932
Level 3 Communications, Inc. (a)	26,992	24,833
PAETEC Holding Corp. (a)	1,400	2,016
tw telecom, inc. (a)	10,633	93,039
		382,435
Integrated Telecommunication Services - 48.3%
AT&T, Inc.	39,083	984,891
BT Group PLC	109	122
Cbeyond, Inc. (a)	8,343	157,099
China Telecom Corp. Ltd. sponsored ADR	4,400	182,292
China Unicom (Hong Kong) Ltd. sponsored ADR	9,200	95,772
Cincinnati Bell, Inc. (a)	4,900	11,270
Embarq Corp.	400	15,140
FairPoint Communications, Inc.	522	407
NTELOS Holdings Corp.	36	653
PT Telkomunikasi Indonesia Tbk Series B	6,500	4,190
Qwest Communications International, Inc.	58,655	200,600
Telecom Italia SpA	85,000	109,548
Telecom Italia SpA sponsored ADR	200	2,558
Telenor ASA	100	573
Telenor ASA sponsored ADR	70	1,201
Telkom SA Ltd.	100	1,113
Verizon Communications, Inc.	20,700	625,140
Windstream Corp.	1,493	12,034
		2,404,603
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		2,787,038
INTERNET SOFTWARE & SERVICES - 0.1%
Internet Software & Services - 0.1%
SAVVIS, Inc.	601	3,720

	Shares	Value
MEDIA - 8.4%
Cable & Satellite - 8.4%
Comcast Corp. Class A	7,000	$ 95,480
Dish TV India Ltd. (a)	112	53
The DIRECTV Group, Inc. (a)	8,070	183,915
Virgin Media, Inc.	29,300	140,640
		420,088
SOFTWARE - 2.7%
Application Software - 0.4%
OnMobile Global Ltd. (a)	2,703	17,082
Synchronoss Technologies, Inc. (a)	137	1,680
		18,762
Home Entertainment Software - 2.3%
Gameloft (a)	52,114	113,513
Glu Mobile, Inc. (a)	1,989	1,014
		114,527
TOTAL SOFTWARE		133,289
WIRELESS TELECOMMUNICATION SERVICES - 25.6%
Wireless Telecommunication Services - 25.6%
American Tower Corp. Class A (a)	4,400	133,892
Bharti Airtel Ltd. (a)	2,059	25,484
Centennial Communications Corp. Class A (a)	1,900	15,694
Clearwire Corp. Class A (a)	290	1,494
Crown Castle International Corp. (a)	3,017	61,577
Idea Cellular Ltd. (a)	63	62
Leap Wireless International, Inc. (a)	1,876	65,416
MetroPCS Communications, Inc. (a)	5,350	91,378
MTN Group Ltd.	7,975	88,377
NII Holdings, Inc. (a)	2,600	39,000
SBA Communications Corp. Class A (a)	4,518	105,269
Sprint Nextel Corp. (a)	163,568	583,938
Syniverse Holdings, Inc. (a)	632	9,960
Telephone & Data Systems, Inc.	300	7,953
Vodafone Group PLC sponsored ADR	2,700	47,034
		1,276,528
TOTAL COMMON STOCKS (Cost $6,255,968)		4,822,064
Money Market Funds - 13.8%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (b) (Cost $686,232)	686,232	$ 686,232
TOTAL INVESTMENT PORTFOLIO - 110.6% (Cost $6,942,200)	5,508,296
NET OTHER ASSETS - (10.6)%	(528,784)
NET ASSETS - 100%	$ 4,979,512
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 338
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,508,296	$ 5,351,755	$ 156,541	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $7,179,912. Net unrealized depreciation aggregated $1,671,616, of which $263,104 related to appreciated investment securities and $1,934,720 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Utilities Portfolio

March 31, 2009

1.814651.104

VUT-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Other Diversified Financial Services - 0.2%
Hicks Acquisition Co. I, Inc. unit (a)	8,500	$ 80,155
ELECTRIC UTILITIES - 48.2%
Electric Utilities - 48.2%
Allegheny Energy, Inc.	18,100	419,377
American Electric Power Co., Inc.	61,100	1,543,386
DPL, Inc.	43,290	975,757
Duke Energy Corp.	107,554	1,540,173
Entergy Corp.	34,500	2,349,105
Exelon Corp.	86,200	3,912,617
FirstEnergy Corp.	48,901	1,887,579
FPL Group, Inc.	39,700	2,013,981
NV Energy, Inc.	75,600	709,884
Pinnacle West Capital Corp.	41,400	1,099,584
PPL Corp.	20,535	589,560
Progress Energy, Inc.	30,100	1,091,426
Unisource Energy Corp.	14,000	394,660
Westar Energy, Inc.	37,800	662,634
		19,189,723
GAS UTILITIES - 3.7%
Gas Utilities - 3.7%
EQT Corp.	14,600	457,418
Questar Corp.	28,500	838,755
Southwest Gas Corp.	7,400	155,918
		1,452,091
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 5.7%
Independent Power Producers & Energy Traders - 5.7%
AES Corp. (a)	109,350	635,324
Black Hills Corp.	4,548	81,364
Constellation Energy Group, Inc.	41,700	861,522
Dynegy, Inc. Class A (a)	100,300	141,423
NRG Energy, Inc. (a)	31,900	561,440
		2,281,073
MULTI-UTILITIES - 39.4%
Multi-Utilities - 39.4%
Alliant Energy Corp.	29,100	718,479

	Shares	Value
Ameren Corp.	49,914	$ 1,157,506
CenterPoint Energy, Inc.	116,600	1,216,138
CMS Energy Corp.	90,600	1,072,704
Dominion Resources, Inc.	63,600	1,970,964
OGE Energy Corp.	46,100	1,098,102
PG&E Corp.	58,345	2,229,946
PNM Resources, Inc.	10,209	84,326
Public Service Enterprise Group, Inc.	62,200	1,833,034
Sempra Energy	57,800	2,672,672
TECO Energy, Inc.	61,200	682,380
Wisconsin Energy Corp.	22,914	943,369
		15,679,620
OIL, GAS & CONSUMABLE FUELS - 1.5%
Oil & Gas Storage & Transport - 1.5%
Southern Union Co.	38,800	590,536
TOTAL COMMON STOCKS (Cost $47,624,425)		39,273,198
Money Market Funds - 0.5%

Fidelity Cash Central Fund, 0.52% (b)	23,273	23,273
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	153,450	153,450
TOTAL MONEY MARKET FUNDS (Cost $176,723)		176,723
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $47,801,148)	39,449,921
NET OTHER ASSETS - 0.8%	326,463
NET ASSETS - 100%	$ 39,776,384
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,400
Fidelity Securities Lending Cash Central Fund	980
Total	$ 2,380
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 39,449,921	$ 39,449,921	$ -	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $50,969,472. Net unrealized depreciation aggregated $11,519,551, of which $679,118 related to appreciated investment securities and $12,198,669 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Value Leaders Portfolio

March 31, 2009

1.799888.105

VVL-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.5%
Johnson Controls, Inc.	11,300	$ 135,600
The Goodyear Tire & Rubber Co. (a)	6,900	43,194
		178,794
Automobiles - 0.2%
Renault SA	2,700	55,529
Diversified Consumer Services - 0.6%
H&R Block, Inc.	12,700	231,013
Household Durables - 2.6%
Black & Decker Corp.	4,600	145,176
Centex Corp.	29,800	223,500
KB Home (d)	30,500	401,990
Pulte Homes, Inc.	8,700	95,091
Whirlpool Corp.	2,200	65,098
		930,855
Media - 2.0%
Comcast Corp. Class A (special) (non-vtg.)	23,300	299,871
News Corp. Class A	14,900	98,638
Time Warner Cable, Inc.	3,162	78,418
Time Warner, Inc.	12,600	243,180
		720,107
Multiline Retail - 0.2%
JCPenney Co., Inc.	3,000	60,210
Specialty Retail - 3.8%
Advance Auto Parts, Inc.	4,400	180,752
Home Depot, Inc.	8,250	194,370
Lowe's Companies, Inc.	13,900	253,675
PetSmart, Inc.	3,300	69,168
Ross Stores, Inc.	5,600	200,928
Staples, Inc.	20,300	367,633
Williams-Sonoma, Inc.	8,000	80,640
		1,347,166
Textiles, Apparel & Luxury Goods - 0.1%
Liz Claiborne, Inc.	8,500	20,995
TOTAL CONSUMER DISCRETIONARY		3,544,669
CONSUMER STAPLES - 7.8%
Beverages - 1.5%
Anheuser-Busch InBev NV	6,620	182,397
Molson Coors Brewing Co. Class B	3,100	106,268
The Coca-Cola Co.	5,600	246,120
		534,785
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	10,400	285,896
Kroger Co.	8,400	178,248
Sysco Corp.	3,100	70,680
Winn-Dixie Stores, Inc. (a)	10,100	96,556
		631,380

	Shares	Value
Food Products - 1.9%
Cermaq ASA	9,500	$ 42,685
Marine Harvest ASA (a)(d)	216,000	68,130
Nestle SA (Reg.)	13,885	469,380
Tyson Foods, Inc. Class A	7,600	71,364
		651,559
Household Products - 1.7%
Energizer Holdings, Inc. (a)	3,300	163,977
Procter & Gamble Co.	9,500	447,355
		611,332
Tobacco - 0.9%
Altria Group, Inc.	11,000	176,220
British American Tobacco PLC sponsored ADR	2,900	133,400
		309,620
TOTAL CONSUMER STAPLES		2,738,676
ENERGY - 17.8%
Energy Equipment & Services - 2.7%
ENSCO International, Inc.	2,450	64,680
Helmerich & Payne, Inc.	1,800	40,986
Nabors Industries Ltd. (a)	25,900	258,741
National Oilwell Varco, Inc. (a)	8,726	250,523
Noble Corp.	4,000	96,360
Transocean Ltd. (a)	1,900	111,796
Weatherford International Ltd. (a)	11,900	131,733
		954,819
Oil, Gas & Consumable Fuels - 15.1%
Chesapeake Energy Corp.	21,200	361,672
Chevron Corp.	22,700	1,526,348
ConocoPhillips	13,098	512,918
EOG Resources, Inc.	3,000	164,280
Exxon Mobil Corp.	16,700	1,137,270
Hess Corp.	3,500	189,700
Occidental Petroleum Corp.	12,000	667,800
Petro-Canada	2,000	53,743
Petrohawk Energy Corp. (a)	10,300	198,069
Plains Exploration & Production Co. (a)	5,600	96,488
Range Resources Corp.	2,700	111,132
Ultra Petroleum Corp. (a)	8,600	308,654
Uranium One, Inc. (a)	12,000	24,277
		5,352,351
TOTAL ENERGY		6,307,170
FINANCIALS - 20.7%
Capital Markets - 6.1%
Bank of New York Mellon Corp.	21,656	611,782
Charles Schwab Corp.	7,768	120,404
Franklin Resources, Inc.	4,500	242,415
Goldman Sachs Group, Inc.	4,900	519,498
KKR Private Equity Investors, LP (a)	18,738	54,902
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
KKR Private Equity Investors, LP Restricted Depositary Units (e)	1,700	$ 4,981
Morgan Stanley	15,100	343,827
State Street Corp.	3,900	120,042
T. Rowe Price Group, Inc.	4,700	135,642
		2,153,493
Commercial Banks - 3.0%
PNC Financial Services Group, Inc.	8,400	246,036
Wells Fargo & Co.	55,976	797,098
		1,043,134
Consumer Finance - 0.3%
Capital One Financial Corp.	3,900	47,736
Discover Financial Services	10,000	63,100
		110,836
Diversified Financial Services - 6.5%
Bank of America Corp.	84,832	578,554
CIT Group, Inc.	26,291	74,929
JPMorgan Chase & Co.	61,396	1,631,907
KKR Financial Holdings LLC	24,200	21,538
		2,306,928
Insurance - 4.1%
ACE Ltd.	10,520	425,008
Allied World Assurance Co. Holdings Ltd.	2,300	87,469
Argo Group International Holdings, Ltd. (a)	2,052	61,827
Everest Re Group Ltd.	5,500	389,400
Loews Corp.	2,300	50,830
MetLife, Inc.	5,900	134,343
PartnerRe Ltd.	2,200	136,554
The Travelers Companies, Inc.	2,600	105,664
Unum Group	5,000	62,500
		1,453,595
Real Estate Investment Trusts - 0.4%
Alexandria Real Estate Equities, Inc.	3,000	109,200
Simon Property Group, Inc.	1,231	42,642
		151,842
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	24,100	97,123
TOTAL FINANCIALS		7,316,951
HEALTH CARE - 12.8%
Biotechnology - 2.4%
Amgen, Inc. (a)	11,700	579,384

	Shares	Value
Biogen Idec, Inc. (a)	3,500	$ 183,470
Cephalon, Inc. (a)	1,100	74,910
		837,764
Health Care Equipment & Supplies - 2.2%
Baxter International, Inc.	3,900	199,758
Boston Scientific Corp. (a)	20,100	159,795
Covidien Ltd.	12,882	428,198
		787,751
Health Care Providers & Services - 0.3%
Brookdale Senior Living, Inc.	9,800	49,490
Medco Health Solutions, Inc. (a)	1,400	57,876
		107,366
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. (a)	1,900	67,773
Pharmaceuticals - 7.7%
Allergan, Inc.	2,300	109,848
Johnson & Johnson	4,300	226,180
Merck & Co., Inc.	26,300	703,525
Pfizer, Inc.	62,700	853,974
Sepracor, Inc. (a)	5,600	82,096
Wyeth	17,460	751,478
		2,727,101
TOTAL HEALTH CARE		4,527,755
INDUSTRIALS - 7.9%
Aerospace & Defense - 2.4%
Honeywell International, Inc.	17,600	490,336
Northrop Grumman Corp.	3,700	161,468
The Boeing Co.	2,800	99,624
United Technologies Corp.	2,300	98,854
		850,282
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	3,700	182,114
Airlines - 0.1%
Delta Air Lines, Inc. (a)	7,600	42,788
Building Products - 0.7%
Masco Corp.	27,700	193,346
Owens Corning (a)	6,900	62,376
		255,722
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	8,445	144,832
Electrical Equipment - 0.2%
Acuity Brands, Inc.	2,100	47,334
Industrial Conglomerates - 2.4%
General Electric Co.	53,540	541,289
Siemens AG sponsored ADR	4,500	256,365
Textron, Inc.	8,600	49,364
		847,018
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.7%
Cummins, Inc.	5,600	$ 142,520
Illinois Tool Works, Inc.	3,400	104,890
		247,410
Road & Rail - 0.5%
Con-way, Inc.	4,800	86,064
Ryder System, Inc.	3,000	84,930
		170,994
TOTAL INDUSTRIALS		2,788,494
INFORMATION TECHNOLOGY - 7.3%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	14,800	248,196
Juniper Networks, Inc. (a)	4,600	69,276
		317,472
Computers & Peripherals - 2.1%
Hewlett-Packard Co.	13,700	439,222
International Business Machines Corp.	2,400	232,536
NCR Corp. (a)	10,700	85,065
		756,823
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	1,400	39,886
Arrow Electronics, Inc. (a)	7,200	137,232
Avnet, Inc. (a)	13,700	239,887
Flextronics International Ltd. (a)	19,800	57,222
Tyco Electronics Ltd.	8,282	91,433
		565,660
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	3,600	67,932
IT Services - 0.5%
Lender Processing Services, Inc.	3,200	97,952
The Western Union Co.	5,100	64,107
		162,059
Semiconductors & Semiconductor Equipment - 2.0%
Applied Materials, Inc.	15,500	166,625
ASML Holding NV (NY Shares)	4,300	75,293
Atmel Corp. (a)	21,400	77,682
Lam Research Corp. (a)	6,400	145,728
Maxim Integrated Products, Inc.	4,000	52,840
MEMC Electronic Materials, Inc. (a)	3,200	52,768
Novellus Systems, Inc. (a)	8,000	133,040
ON Semiconductor Corp. (a)	4,100	15,990
		719,966
TOTAL INFORMATION TECHNOLOGY		2,589,912

	Shares	Value
MATERIALS - 3.0%
Chemicals - 0.6%
Albemarle Corp.	6,310	$ 137,369
Celanese Corp. Class A	4,600	61,502
		198,871
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	4,600	66,424
Temple-Inland, Inc.	11,200	60,144
		126,568
Metals & Mining - 2.1%
Agnico-Eagle Mines Ltd.	900	51,746
ArcelorMittal SA (NY Shares) Class A	4,500	90,180
Commercial Metals Co.	5,500	63,525
Freeport-McMoRan Copper & Gold, Inc. Class B	4,200	160,062
Lihir Gold Ltd. (a)	26,497	59,936
Newcrest Mining Ltd.	7,176	165,151
Randgold Resources Ltd. sponsored ADR	2,800	152,180
		742,780
TOTAL MATERIALS		1,068,219
TELECOMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 7.0%
AT&T, Inc.	51,440	1,296,288
Cincinnati Bell, Inc. (a)	43,200	99,360
Qwest Communications International, Inc.	45,200	154,584
Verizon Communications, Inc.	31,200	942,240
		2,492,472
Wireless Telecommunication Services - 0.1%
Sprint Nextel Corp. (a)	7,500	26,775
TOTAL TELECOMMUNICATION SERVICES		2,519,247
UTILITIES - 4.4%
Electric Utilities - 2.2%
Entergy Corp.	3,500	238,315
Exelon Corp.	6,600	299,574
FirstEnergy Corp.	6,100	235,460
		773,349
Independent Power Producers & Energy Traders - 0.6%
AES Corp. (a)	12,100	70,301
NRG Energy, Inc. (a)	8,100	142,560
		212,861
Multi-Utilities - 1.6%
CMS Energy Corp.	14,600	172,864
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy	5,100	$ 235,824
Wisconsin Energy Corp.	3,900	160,563
		569,251
TOTAL UTILITIES		1,555,461
TOTAL COMMON STOCKS (Cost $55,389,730)		34,956,554
Convertible Preferred Stocks - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75% (Cost $35,000)	700	12,425
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.52% (b)	216,738	216,738
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	444,000	444,000
TOTAL MONEY MARKET FUNDS (Cost $660,738)		660,738
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $56,085,468)	35,629,717
NET OTHER ASSETS - (0.7)%	(249,368)
NET ASSETS - 100%	$ 35,380,349
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,981 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 205
Fidelity Securities Lending Cash Central Fund	518
Total	$ 723
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 35,629,717	$ 35,392,205	$ 237,512	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $57,411,660. Net unrealized depreciation aggregated $21,781,943, of which $1,261,776 related to appreciated investment securities and $23,043,719 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 29, 2009